UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

(a) The Report to Shareholders is attached herewith.

State Street International Developed Equity Index Portfolio

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street International Developed Equity Index Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can request additional information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street International Developed Equity Index Portfolio	$8	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,754,968,039
  Number of Portfolio Holdings699
  Portfolio Turnover Rate5%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
Japan	21.5%
United Kingdom	11.2%
Germany	10.2%
United States	10.0%
France	9.4%
Australia	6.8%
Switzerland	4.9%
Netherlands	4.2%
Spain	3.1%
Italy	3.1%

Top Ten Holdings

Holdings	%
SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.4%
Roche Holding AG	1.3%
Novartis AG	1.2%
Novo Nordisk AS, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-800-647-7327.

State Street Treasury Money Market Portfolio

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Treasury Money Market Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can request additional information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Money Market Portfolio	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$12,554,275,695
  Number of Portfolio Holdings67

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	101.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-866-392-0869.

State Street Treasury Plus Money Market Portfolio

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Treasury Plus Money Market Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can request additional information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Plus Money Market Portfolio	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$59,969,978,016
  Number of Portfolio Holdings100

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-866-392-0869.

State Street U.S. Government Money Market Portfolio

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street U.S. Government Money Market Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can request additional information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Government Money Market Portfolio	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$171,174,726,708
  Number of Portfolio Holdings187

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-866-392-0869.

(b) Not Applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-866-392-0869. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—11.7%
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.05% (a)	4.380%	07/01/2025	09/17/2026	$85,600,000	$85,600,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	4.401%	07/01/2025	11/24/2026	250,000,000	250,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	4.401%	07/01/2025	01/21/2027	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	4.401%	07/01/2025	01/27/2027	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	4.460%	07/01/2025	12/07/2026	119,100,000	119,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	4.460%	07/01/2025	04/01/2027	287,686,000	287,686,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	4.465%	07/01/2025	11/16/2026	133,200,000	133,200,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.19% (a)	4.471%	07/01/2025	02/06/2026	250,000,000	249,992,821
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	4.475%	07/01/2025	05/15/2026	301,200,000	301,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	4.480%	07/01/2025	01/28/2026	156,200,000	156,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	4.485%	07/01/2025	02/12/2027	225,300,000	225,300,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	4.490%	07/01/2025	04/01/2026	613,500,000	613,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	4.490%	07/01/2025	06/18/2026	47,400,000	47,392,440
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	4.490%	07/01/2025	06/23/2027	76,100,000	76,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	4.495%	07/01/2025	03/18/2026	450,400,000	450,377,034
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	4.495%	07/01/2025	05/19/2026	33,200,000	33,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	4.500%	07/01/2025	04/16/2026	94,700,000	94,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	4.505%	07/01/2025	04/08/2026	28,550,000	28,550,000
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.18% (a)	4.510%	07/01/2025	11/02/2026	189,700,000	189,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	4.510%	07/01/2025	01/27/2026	417,948,000	417,948,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	4.510%	07/01/2025	05/08/2026	30,000,000	30,002,236
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.515%	07/01/2025	07/09/2026	95,000,000	95,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.515%	07/01/2025	07/16/2026	270,800,000	270,800,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.515%	07/01/2025	07/21/2026	94,900,000	94,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.515%	07/01/2025	09/08/2026	66,400,000	66,400,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.515%	07/01/2025	10/06/2026	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.520%	07/01/2025	02/20/2026	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.520%	07/01/2025	08/28/2026	33,100,000	33,100,000
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.520%	07/01/2025	11/02/2026	$175,000,000	$175,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.520%	07/01/2025	02/03/2027	106,100,000	106,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	03/04/2026	259,300,000	259,330,110
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	09/16/2026	246,900,000	246,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	10/21/2026	405,000,000	404,987,139
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	12/18/2026	247,400,000	247,463,765
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	01/08/2027	339,500,000	339,842,284
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	01/14/2027	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	09/04/2026	129,320,000	129,320,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	10/09/2026	590,600,000	590,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	10/23/2026	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	11/20/2026	243,700,000	243,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	11/25/2026	57,277,000	57,277,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	12/02/2026	62,200,000	62,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.20% (a)	4.585%	07/01/2025	05/03/2027	56,400,000	56,493,763
Federal Farm Credit Banks Funding Corp., SOFR + 0.20% (a)	4.590%	07/01/2025	03/29/2027	46,600,000	46,677,670
Federal Farm Credit Banks Funding Corp., SOFR + 0.27% (a)	4.660%	07/01/2025	12/18/2026	28,500,000	28,584,991
Federal Farm Credit Banks Funding Corp., SOFR + 0.35% (a)	4.740%	07/01/2025	11/25/2025	14,100,000	14,115,972
Federal Farm Credit Discount Notes (b)	4.060%	10/30/2025	10/30/2025	25,000,000	24,658,847
Federal Farm Credit Discount Notes (b)	4.160%	11/26/2025	11/26/2025	40,000,000	39,315,911
Federal Home Loan Bank Discount Notes (b)	4.105%	08/04/2025	08/04/2025	267,400,000	266,363,305
Federal Home Loan Bank Discount Notes (b)	4.105%	08/05/2025	08/05/2025	178,300,000	177,588,410
Federal Home Loan Bank Discount Notes (b)	4.110%	11/21/2025	11/21/2025	448,000,000	440,686,027
Federal Home Loan Bank Discount Notes (b)	4.110%	11/28/2025	11/28/2025	627,100,000	616,313,192
Federal Home Loan Bank Discount Notes (b)	4.163%	11/26/2025	11/26/2025	45,400,000	44,622,999
Federal Home Loan Banks	4.388%	01/09/2026	01/09/2026	970,700,000	970,407,455
Federal Home Loan Banks, SOFR + 0.04% (a)	4.425%	07/01/2025	05/14/2026	143,000,000	143,000,000
Federal Home Loan Banks, SOFR + 0.04% (a)	4.430%	07/01/2025	04/24/2026	53,400,000	53,400,000
Federal Home Loan Banks, SOFR + 0.09% (a)	4.480%	07/01/2025	08/15/2025	482,030,000	482,030,000
Federal Home Loan Banks, SOFR + 0.10% (a)	4.485%	07/01/2025	03/19/2026	189,700,000	189,700,000
Federal Home Loan Banks, SOFR + 0.11% (a)	4.500%	07/01/2025	04/10/2026	10,000	10,000
Federal Home Loan Banks, SOFR + 0.11% (a)	4.500%	07/01/2025	04/15/2026	100,000	100,000
Federal Home Loan Banks, SOFR + 0.13% (a)	4.520%	07/01/2025	02/09/2026	120,520,000	120,520,000
Federal Home Loan Banks, SOFR + 0.13% (a)	4.520%	07/01/2025	02/13/2026	384,760,000	384,760,000
Federal Home Loan Banks, SOFR + 0.14% (a)	4.525%	07/01/2025	01/19/2027	192,600,000	192,600,000
Federal Home Loan Banks, SOFR + 0.14% (a)	4.525%	07/01/2025	01/21/2027	163,700,000	163,700,000
Federal Home Loan Banks, SOFR + 0.14% (a)	4.530%	07/01/2025	09/18/2026	185,000,000	185,000,727
Federal Home Loan Banks, SOFR + 0.14% (a)	4.530%	07/01/2025	10/29/2026	473,200,000	473,200,000
Federal Home Loan Banks, SOFR + 0.16% (a)	4.550%	07/01/2025	07/14/2025	678,450,000	678,472,223
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Banks, SOFR + 0.18% (a)	4.570%	07/01/2025	12/02/2026	$750,000,000	$750,000,000
Federal Home Loan Banks, SOFR + 0.20% (a)	4.590%	07/01/2025	12/18/2026	47,000,000	47,035,455
Federal Home Loan Mortgage Corp., SOFR + 0.09% (a)	4.480%	07/01/2025	01/26/2026	26,100,000	26,109,172
Federal Home Loan Mortgage Corp., SOFR + 0.11% (a)	4.500%	07/01/2025	03/05/2026	591,300,000	591,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.11% (a)	4.500%	07/01/2025	05/07/2026	177,400,000	177,400,000
Federal Home Loan Mortgage Corp., SOFR + 0.12% (a)	4.505%	07/01/2025	04/02/2026	705,600,000	705,628,289
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	09/04/2026	599,300,000	599,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	09/23/2026	578,000,000	578,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	10/16/2026	416,300,000	416,342,259
Federal National Mortgage Association, SOFR + 0.12% (a)	4.510%	07/01/2025	07/29/2026	536,750,000	536,849,752
Federal National Mortgage Association, SOFR + 0.14% (a)	4.525%	07/01/2025	08/21/2026	589,200,000	589,200,000
Federal National Mortgage Association, SOFR + 0.14% (a)	4.530%	07/01/2025	09/11/2026	530,800,000	530,798,611
Federal National Mortgage Association, SOFR + 0.14% (a)	4.530%	07/01/2025	10/23/2026	91,700,000	91,700,000
Federal National Mortgage Association, SOFR + 0.14% (a)	4.530%	07/01/2025	11/20/2026	713,504,000	713,870,775
Federal National Mortgage Association, SOFR + 0.14% (a)	4.530%	07/01/2025	12/11/2026	126,100,000	126,100,000
TOTAL GOVERNMENT AGENCY DEBT					19,969,624,634
TREASURY DEBT—45.8%
U.S. Treasury Bills (b)	3.795%	10/02/2025	10/02/2025	800,930,000	792,674,037
U.S. Treasury Bills (b)	4.060%	10/30/2025	10/30/2025	1,810,720,000	1,786,001,091
U.S. Treasury Bills (b)	4.080%	10/09/2025	10/09/2025	321,760,000	318,113,387
U.S. Treasury Bills (b)	4.085%	11/06/2025	11/06/2025	3,260,390,000	3,212,841,697
U.S. Treasury Bills (b)(c)	4.095%	01/02/2026	01/02/2026	5,538,590,000	5,423,106,403
U.S. Treasury Bills (b)	4.096%	09/25/2025	09/25/2025	1,907,533,200	1,888,872,037
U.S. Treasury Bills (b)	4.100%	09/18/2025	09/18/2025	2,590,240,000	2,566,935,070
U.S. Treasury Bills (b)	4.105%	11/13/2025	11/13/2025	868,770,000	855,382,012
U.S. Treasury Bills (b)	4.105%	12/26/2025	12/26/2025	1,871,650,000	1,833,634,452
U.S. Treasury Bills (b)	4.125%	07/10/2025	07/10/2025	1,677,910,000	1,676,181,469
U.S. Treasury Bills (b)	4.135%	07/03/2025	07/03/2025	49,000,000	48,988,744
U.S. Treasury Bills (b)	4.135%	09/04/2025	09/04/2025	1,979,610,000	1,964,642,446
U.S. Treasury Bills (b)	4.140%	11/20/2025	11/20/2025	1,307,660,000	1,286,309,781
U.S. Treasury Bills (b)	4.140%	12/11/2025	12/11/2025	2,561,380,000	2,513,290,754
U.S. Treasury Bills (b)	4.153%	11/28/2025	11/28/2025	2,823,970,000	2,775,056,103
U.S. Treasury Bills (b)	4.153%	12/04/2025	12/04/2025	3,135,660,000	3,079,222,964
U.S. Treasury Bills (b)	4.155%	12/18/2025	12/18/2025	2,925,410,000	2,868,088,198
U.S. Treasury Bills (b)	4.165%	07/24/2025	07/24/2025	1,523,950,000	1,519,895,406
U.S. Treasury Bills (b)	4.173%	08/14/2025	08/14/2025	3,298,038,000	3,281,024,517
U.S. Treasury Bills (b)	4.180%	07/17/2025	07/17/2025	893,390,000	891,734,459
U.S. Treasury Bills (b)	4.180%	08/28/2025	08/28/2025	1,295,371,000	1,286,595,909
U.S. Treasury Bills (b)	4.190%	09/02/2025	09/02/2025	2,130,920,000	2,115,292,974
U.S. Treasury Bills (b)	4.195%	08/12/2025	08/12/2025	5,297,920,000	5,271,883,978
U.S. Treasury Bills (b)	4.200%	07/29/2025	07/29/2025	1,104,850,000	1,101,248,417
U.S. Treasury Bills (b)	4.200%	08/05/2025	08/05/2025	1,305,071,000	1,299,741,960
U.S. Treasury Bills (b)	4.203%	08/21/2025	08/21/2025	2,655,380,000	2,639,466,184
U.S. Treasury Bills (b)(c)	4.208%	10/28/2025	10/28/2025	97,870,000	96,508,812
U.S. Treasury Bills (b)	4.220%	10/14/2025	10/14/2025	694,260,000	685,714,816
U.S. Treasury Bills (b)	4.235%	10/21/2025	10/21/2025	912,100,000	900,082,576
U.S. Treasury Bills (b)	4.248%	09/16/2025	09/16/2025	1,869,970,000	1,852,996,154
U.S. Treasury Bills (b)	4.250%	09/11/2025	09/11/2025	84,990,000	84,267,585
U.S. Treasury Bills (b)	4.394%	08/19/2025	08/19/2025	631,674,000	627,896,133
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (a)	4.379%	07/01/2025	01/31/2027	$1,798,890,000	$1,798,797,904
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (a)	4.410%	07/01/2025	10/31/2025	731,684,000	731,569,421
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (a)	4.431%	07/01/2025	04/30/2026	712,182,900	712,174,799
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (a)	4.441%	07/01/2025	04/30/2027	611,070,000	611,079,442
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (a)	4.463%	07/01/2025	07/31/2026	2,084,470,000	2,082,897,960
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (a)	4.486%	07/01/2025	10/31/2026	1,634,560,000	1,634,946,986
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (a)	4.526%	07/01/2025	01/31/2026	530,243,800	530,252,079
U.S. Treasury Notes	4.020%	04/30/2026	04/30/2026	1,910,115,000	1,873,537,101
U.S. Treasury Notes	4.100%	03/31/2026	03/31/2026	1,909,148,000	1,879,887,113
U.S. Treasury Notes	4.180%	05/15/2026	05/15/2026	425,920,000	423,879,864
U.S. Treasury Notes	4.190%	12/31/2025	12/31/2025	429,960,000	430,065,200
U.S. Treasury Notes	4.200%	12/31/2025	12/31/2025	66,140,000	64,908,457
U.S. Treasury Notes	4.210%	05/15/2026	05/15/2026	98,280,000	96,134,808
U.S. Treasury Notes	4.250%	02/28/2026	02/28/2026	490,940,000	492,096,149
U.S. Treasury Notes	4.290%	08/15/2025	08/15/2025	2,736,117,000	2,728,515,731
U.S. Treasury Notes	4.290%	02/28/2026	02/28/2026	169,790,000	165,654,872
U.S. Treasury Notes	4.300%	09/30/2025	09/30/2025	873,756,000	866,725,758
U.S. Treasury Notes	4.310%	10/31/2025	10/31/2025	134,770,000	132,997,243
U.S. Treasury Notes	4.330%	10/31/2025	10/31/2025	133,920,000	134,209,343
U.S. Treasury Notes	4.340%	11/30/2025	11/30/2025	139,014,000	139,309,216
U.S. Treasury Notes	4.440%	07/31/2025	07/31/2025	2,050,567,000	2,044,613,310
U.S. Treasury Notes	5.020%	07/15/2025	07/15/2025	326,380,000	326,135,904
TOTAL TREASURY DEBT					78,444,079,185
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—17.7%
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Government National Mortgage Associations, 3.500% - 7.000% due 07/20/2044 - 06/20/2065, valued at $56,100,001); expected proceeds $55,006,707	4.390%	07/01/2025	07/01/2025	55,000,000	55,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 4.500% due 04/01/2037 - 12/01/2049, Federal National Mortgage Associations, 2.500% - 6.000% due 05/01/2037 - 03/01/2053 and Government National Mortgage Associations, 2.500% - 6.500% due 04/20/2036 - 09/15/2059, valued at $51,000,000); expected proceeds $50,006,111	4.400%	07/01/2025	07/01/2025	50,000,000	50,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 0.795% - 19.433% due 01/15/2027 - 04/25/2055, Federal National Mortgage Associations, 1.745% - 22.033% due 12/25/2053 - 10/25/2054 and Government National Mortgage Associations, 0.000% - 22.726% due 01/20/2041 - 09/20/2073, valued at $128,831,370); expected proceeds $125,094,287	4.400%	07/01/2025	07/01/2025	125,079,000	125,079,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/03/2025 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 12.790% due 06/15/2027 - 03/25/2055, Federal National Mortgage Associations, 0.000% - 13.255% due 03/25/2030 - 10/25/2060 and Government National Mortgage Associations, 0.000% - 18.887% due 06/20/2050 - 06/20/2075, valued at $978,500,072); expected proceeds $964,186,667 (d)	4.480%	07/01/2025	10/01/2025	$950,000,000	$950,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/18/2025 (collateralized by Federal Home Loan Mortgage Corporations, 5.155% - 8.235% due 06/25/2054 - 07/25/2055, valued at $206,000,000); expected proceeds $202,913,333 (d)	4.370%	10/16/2025	10/16/2025	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Government National Mortgage Associations, 0.000% - 36.374% due 02/16/2041 - 06/20/2075, valued at $862,110,000); expected proceeds $837,102,300	4.400%	07/01/2025	07/01/2025	837,000,000	837,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a Federal Home Loan Mortgage Corporation, 6.500% due 04/01/2055, valued at $306,000,000); expected proceeds $300,036,833	4.420%	07/01/2025	07/01/2025	300,000,000	300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a Federal Home Loan Mortgage Corporation, 6.623% due 01/01/2054 and Federal National Mortgage Associations, 1.500% - 7.500% due 07/01/2028 - 06/01/2055, valued at $2,040,000,000); expected proceeds $2,000,244,444	4.400%	07/01/2025	07/01/2025	2,000,000,000	2,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 4.000% due 02/28/2030, Federal Home Loan Mortgage Corporations, 3.500% - 6.500% due 06/01/2040 - 07/01/2055 and Federal National Mortgage Associations, 2.000% - 7.000% due 07/01/2036 - 06/01/2063, valued at $1,173,000,569); expected proceeds $1,150,140,556	4.400%	07/01/2025	07/01/2025	1,150,000,000	1,150,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 8.500% due 08/01/2025 - 07/01/2055, Federal National Mortgage Associations, 1.500% - 8.500% due 07/25/2025 - 07/01/2055, a U.S. Treasury Bill, 0.000% due 04/16/2026, U.S. Treasury Bonds, 2.750% - 4.625% due 11/15/2042 - 05/15/2054 and U.S. Treasury Notes, 0.625% - 4.625% due 03/31/2026 - 08/15/2033, valued at $6,120,000,000); expected proceeds $6,000,731,667	4.390%	07/01/2025	07/01/2025	6,000,000,000	6,000,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 01/01/2029 - 05/01/2055, Federal National Mortgage Associations, 2.000% - 6.500% due 09/01/2028 - 04/01/2055, Federal National Mortgage Associations Strips, 6.000% due 02/01/2053 and Government National Mortgage Associations, 0.226% - 7.500% due 01/20/2039 - 06/16/2066, valued at $2,058,695,817); expected proceeds $2,015,245,461	4.400%	07/01/2025	07/01/2025	$2,014,999,183	$2,014,999,183
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 7.500% due 05/01/2036 - 02/01/2055 and Federal National Mortgage Associations, 2.000% - 7.500% due 12/01/2032 - 05/01/2055, valued at $444,720,000); expected proceeds $436,053,289	4.400%	07/01/2025	07/01/2025	436,000,000	436,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.000% due 06/01/2052 - 04/01/2055 and Federal National Mortgage Associations, 2.000% - 6.500% due 12/01/2047 - 12/01/2054, valued at $459,000,001); expected proceeds $450,054,875	4.390%	07/01/2025	07/01/2025	450,000,000	450,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/27/2025 (collateralized by Federal Home Loan Mortgage Corporations, 0.150% - 8.055% due 09/25/2026 - 07/01/2055, Federal National Mortgage Associations, 0.000% - 6.782% due 04/25/2030 - 05/25/2055, Federal National Mortgage Associations Strips, 4.500% - 6.500% due 11/01/2039 - 05/01/2055 and Government National Mortgage Associations, 0.125% - 6.202% due 07/16/2039 - 01/16/2063, valued at $3,430,135,448); expected proceeds $3,298,773,472 (d)	4.540%	07/01/2025	10/24/2025	3,250,000,000	3,250,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a Government National Mortgage Association, 5.500% due 06/20/2055, valued at $91,800,002); expected proceeds $90,010,975	4.390%	07/01/2025	07/01/2025	90,000,000	90,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 7.505% due 08/01/2029 - 04/01/2055 and Federal National Mortgage Associations, 1.500% - 7.500% due 08/01/2026 - 07/01/2065, valued at $6,489,452,161); expected proceeds $6,362,985,603	4.400%	07/01/2025	07/01/2025	6,362,208,000	6,362,208,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 1.899% - 7.121% due 02/07/2029 - 03/01/2055, Federal National Mortgage Associations, 2.000% - 6.500% due 12/01/2027 - 06/01/2054 and U.S. Treasury Notes, 1.250% - 4.000% due 12/31/2026 - 10/31/2029, valued at $912,900,090); expected proceeds $895,109,389	4.400%	07/01/2025	07/01/2025	895,000,000	895,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Farm Credit Banks, 4.000% due 03/16/2027, Federal Home Loan Mortgage Corporations, 1.500% - 6.000% due 07/01/2030 - 04/01/2055, Federal National Mortgage Associations, 1.500% - 6.500% due 11/01/2025 - 04/01/2055 and Government National Mortgage Associations, 3.000% - 7.500% due 12/15/2027 - 06/20/2055, valued at $845,580,000); expected proceeds $829,101,553	4.410%	07/01/2025	07/01/2025	$829,000,000	$829,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 7.500% due 04/01/2031 - 01/01/2055 and Federal National Mortgage Associations, 2.000% - 7.500% due 12/01/2032 - 06/01/2055, valued at $663,000,000); expected proceeds $650,079,264	4.390%	07/01/2025	07/01/2025	650,000,000	650,000,000
Agreement with Santander and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 4.125% due 07/31/2031, Federal Home Loan Mortgage Corporations, 1.500% - 6.500% due 05/01/2026 - 01/01/2055, Federal National Mortgage Associations, 2.000% - 6.500% due 01/01/2040 - 12/01/2054 and Government National Mortgage Associations, 2.500% - 7.500% due 06/15/2027 - 06/20/2055, valued at $510,000,000); expected proceeds $500,061,111	4.400%	07/01/2025	07/01/2025	500,000,000	500,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2030, Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 01/01/2041 - 09/01/2054, Federal National Mortgage Associations, 2.500% - 6.000% due 12/01/2041 - 12/01/2054, Government National Mortgage Associations, 4.000% - 5.500% due 04/20/2052 - 01/20/2055, U.S. Treasury Bills, 0.000% due 07/10/2025 - 11/28/2025, U.S. Treasury Bonds, 1.125% - 6.125% due 11/15/2027 - 02/15/2054 and U.S. Treasury Notes, 0.250% - 4.875% due 08/15/2025 - 11/15/2034, valued at $510,000,791); expected proceeds $500,061,111
	4.400%	07/01/2025	07/01/2025	500,000,000	500,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Farm Credit Banks, 0.900% - 5.240% due 04/23/2026 - 10/03/2039, Federal Home Loan Banks, 4.500% due 03/12/2027, Federal Home Loan Mortgage Corporations, 0.000% - 6.750% due 07/21/2025 - 10/10/2029, Federal National Mortgage Associations, 0.000% - 7.250% due 10/22/2025 - 11/15/2030, Resolution Funding Strips, 0.000% due 07/15/2025 - 07/15/2026, Tennessee Valley Authorities, 0.000% - 5.250% due 11/01/2025 - 12/15/2042, U.S. Treasury Bills, 0.000% due 07/03/2025 - 05/14/2026, U.S. Treasury Bonds, 1.125% - 6.875% due 08/15/2025 - 05/15/2053, U.S. Treasury Inflation Index Bonds, 0.125% - 2.375% due 01/15/2027 - 02/15/2054, U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 07/15/2026 - 01/15/2035, U.S. Treasury Notes, 0.250% - 5.000% due 07/15/2025 - 05/15/2035 and U.S. Treasury Strips, 0.000% due 08/15/2025 - 11/15/2052, valued at $153,000,000); expected proceeds $150,018,333
	4.400%	07/01/2025	07/01/2025	$150,000,000	$150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 04/01/2025 (collateralized by Federal Farm Credit Banks, 1.680% - 5.600% due 01/09/2026 - 06/25/2040, Federal Home Loan Banks, 0.650% - 5.950% due 06/03/2026 - 11/05/2041, Federal National Mortgage Associations, 0.450% - 4.750% due 08/18/2025 - 11/16/2035, Resolution Funding Strips, 0.000% due 10/15/2027 - 04/15/2030 and Tennessee Valley Authorities, 0.000% - 6.750% due 09/15/2025 - 09/15/2060, valued at $721,814,956); expected proceeds $710,271,722 (d)	4.330%	08/01/2025	08/01/2025	700,000,000	700,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/11/2025 (collateralized by a Government National Mortgage Association, 4.500% due 06/20/2052, Federal Home Loan Mortgage Corporations, 2.000% - 7.169% due 09/01/2043 - 05/01/2055 and Federal National Mortgage Associations, 2.000% - 6.500% due 07/01/2041 - 01/01/2055, valued at $393,653,389); expected proceeds $389,206,125 (d)	4.370%	09/09/2025	09/09/2025	385,000,000	385,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/11/2025 (collateralized by Federal Farm Credit Banks, 2.080% due 10/06/2036, Federal Home Loan Mortgage Corporations, 0.375% - 6.000% due 09/23/2025 - 07/01/2055, Federal National Mortgage Associations, 2.500% - 6.000% due 12/01/2051 - 01/01/2055, Government National Mortgage Associations, 2.500% - 7.000% due 06/15/2039 - 06/20/2065, U.S. Treasury Bonds, 3.000% - 4.625% due 11/15/2042 - 05/15/2054, U.S. Treasury Inflation Index Bonds, 0.750% - 2.375% due 02/15/2045 - 02/15/2055 and U.S. Treasury Notes, 0.750% - 4.875% due 04/30/2026 - 05/15/2032, valued at $393,649,049); expected proceeds $386,395,625 (d)
	4.350%	07/11/2025	07/11/2025	385,000,000	385,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 4.000% due 11/15/2042, a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2034, Federal Farm Credit Banks, 2.080% due 10/06/2036, Federal Home Loan Mortgage Corporations, 3.000% - 6.500% due 05/01/2039 - 05/01/2055, Federal National Mortgage Associations, 2.125% - 6.500% due 04/24/2026 - 06/01/2055, Government National Mortgage Associations, 2.500% - 6.500% due 03/15/2038 - 06/20/2055 and U.S. Treasury Inflation Index Bonds, 0.750% - 3.625% due 04/15/2028 - 02/15/2048, valued at $612,074,800); expected proceeds $600,073,333
	4.400%	07/01/2025	07/01/2025	$600,000,000	$600,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 6.000% due 04/01/2037 - 06/01/2055, valued at $510,062,333); expected proceeds $500,061,111	4.400%	07/01/2025	07/01/2025	500,000,000	500,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					30,364,286,183
TREASURY REPURCHASE AGREEMENTS—21.6%
Agreement with Australia and New Zealand Banking Group, dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.000% – 4.625% due 07/31/2027 – 02/15/2055, valued at $2,548,097,720); expected proceeds $2,500,305,556	4.400%	07/01/2025	07/01/2025	2,500,000,000	2,500,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Note, 1.375% due 07/15/2033, U.S. Treasury Bonds, 1.125% - 4.750% due 08/15/2040 - 05/15/2055 and U.S. Treasury Notes, 2.625% - 4.000% due 05/31/2027 - 02/15/2034, valued at $204,000,003); expected proceeds $200,024,389	4.390%	07/01/2025	07/01/2025	200,000,000	200,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, a U.S. Treasury Inflation Index Note, 1.375% due 07/15/2033, U.S. Treasury Bonds, 2.250% - 4.750% due 08/15/2039 - 05/15/2053 and U.S. Treasury Notes, 0.250% - 4.500% due 09/30/2025 - 08/15/2032, valued at $76,500,003); expected proceeds $75,009,146	4.390%	07/01/2025	07/01/2025	75,000,000	75,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 4.000% due 11/15/2052 and U.S. Treasury Notes, 0.250% - 4.000% due 07/31/2025 - 06/30/2032, valued at $75,480,052); expected proceeds $74,009,024	4.390%	07/01/2025	07/01/2025	74,000,000	74,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 05/16/2025 (collateralized by a U.S. Treasury Bond, 5.375% due 02/15/2031, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2030 and U.S. Treasury Notes, 0.875% - 4.250% due 05/15/2029 - 03/31/2031, valued at $561,000,027); expected proceeds $557,926,722 (d)	4.360%	09/12/2025	09/12/2025	550,000,000	550,000,000
See accompanying notes to financial statements.
9

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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 05/06/2025 (collateralized by U.S. Treasury Bills, 0.000% due 04/16/2026, U.S. Treasury Bonds, 3.000% - 6.625% due 02/15/2027 - 02/15/2049 and U.S. Treasury Notes, 1.500% - 5.000% due 09/30/2025 - 06/30/2031, valued at $510,000,024); expected proceeds $507,173,056 (d)	4.340%	09/02/2025	09/02/2025	$500,000,000	$500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Bond, 1.750% due 01/15/2028 and a U.S. Treasury Note, 3.750% due 04/30/2027, valued at $1,785,000,071); expected proceeds $1,750,213,403	4.390%	07/01/2025	07/01/2025	1,750,000,000	1,750,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 3.625% due 08/31/2029, valued at $357,000,046); expected proceeds $350,042,778	4.400%	07/01/2025	07/01/2025	350,000,000	350,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/03/2025 - 03/19/2026 and U.S. Treasury Notes, 0.375% - 4.875% due 08/15/2025 - 05/15/2035, valued at $2,269,500,052); expected proceeds $2,225,270,708	4.380%	07/01/2025	07/01/2025	2,225,000,000	2,225,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 09/25/2025 - 03/19/2026, U.S. Treasury Bonds, 1.250% - 6.625% due 02/15/2026 - 05/15/2053 and U.S. Treasury Notes, 0.250% - 4.875% due 07/31/2025 - 11/15/2034, valued at $6,834,000,034); expected proceeds $6,700,818,889	4.400%	07/01/2025	07/01/2025	6,700,000,000	6,700,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.625% – 4.500% due 11/15/2025 – 04/30/2030, valued at $6,120,000,025); expected proceeds $6,000,731,667	4.390%	07/01/2025	07/01/2025	6,000,000,000	6,000,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.250% - 3.875% due 05/31/2028 - 06/15/2028, valued at $735,613,621); expected proceeds $720,087,600	4.380%	07/01/2025	07/01/2025	720,000,000	720,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.375% – 4.625% due 03/31/2027 – 11/15/2034, valued at $6,119,103,329); expected proceeds $6,000,733,333	4.400%	07/01/2025	07/01/2025	6,000,000,000	6,000,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/23/2025 (collateralized by a U.S. Treasury Strip, 0.000% due 05/15/2027, valued at $372,300,001); expected proceeds $365,624,555	4.400%	07/01/2025	07/07/2025	365,000,000	365,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 1.250% due 12/31/2026 and U.S. Treasury Inflation Index Notes, 0.500% - 1.625% due 10/15/2027 - 01/15/2028, valued at $4,411,500,027); expected proceeds $4,325,527,410	4.390%	07/01/2025	07/01/2025	4,325,000,000	4,325,000,000
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 0.375% – 6.250%, due 08/31/2025 – 05/15/2034, valued at $3,120,121,329); expected proceeds $3,060,373,150	4.390%	07/01/2025	07/01/2025	$3,060,000,000	$3,060,000,000
Agreement with National Australia Bank, Ltd., dated 06/30/2025 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $764,737,575); expected proceeds $750,091,250	4.380%	07/01/2025	07/01/2025	750,000,000	750,000,000
Agreement with Prudential Insurance Co., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 2.875% – 4.375% due 07/31/2026 – 11/15/2052 and U.S. Treasury Strips, 0.000% due 02/15/2037 – 08/15/2052, valued at $502,882,012); expected proceeds $490,761,225	4.400%	07/01/2025	07/01/2025	490,701,250	490,701,250
Agreement with Prudential Insurance Co., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 4.125% – 4.750% due 03/31/2029 – 11/15/2054 and U.S. Treasury Strips, 0.000% due 02/15/2040 – 11/15/2045, valued at $148,447,979); expected proceeds $145,086,481	4.400%	07/01/2025	07/01/2025	145,068,750	145,068,750
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 3.500% - 3.750% due 09/30/2026 - 12/31/2028, valued at $204,000,090); expected proceeds $200,024,444	4.400%	07/01/2025	07/01/2025	200,000,000	200,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					36,979,770,000
TOTAL INVESTMENTS –96.8% (e)(f)					165,757,760,002
Other Assets in Excess of Liabilities —3.2%					5,416,966,706
NET ASSETS –100.0%					$171,174,726,708
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	When-issued security.
(d)	Illiquid security. These securities represent $6,920,000,000 or 4.0% of net assets as of June 30, 2025.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$98,413,703,819
Repurchase agreements, at value and amortized cost	67,344,056,183
Total Investments	165,757,760,002
Cash	10,220,919,682
Receivable for investments sold	764,057,827
Interest receivable — unaffiliated issuers	269,147,149
TOTAL ASSETS	177,011,884,660
LIABILITIES
Payable for investments purchased	5,824,945,329
Advisory and administrator fee payable	6,763,247
Custody, sub-administration and transfer agent fees payable	4,902,781
Trustees’ fees and expenses payable	39,082
Professional fees payable	263,878
Printing fees payable	110,554
Accrued expenses and other liabilities	133,081
TOTAL LIABILITIES	5,837,157,952
NET ASSETS	$171,174,726,708
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	3,732,821,230
EXPENSES
Advisory and administrator fee	41,753,522
Custodian, sub-administrator and transfer agent fees	4,967,506
Trustees’ fees and expenses	384,105
Professional fees and expenses	522,529
Printing and postage fees	90,098
Insurance expense	22,758
Miscellaneous expenses	34,051
TOTAL EXPENSES	47,774,569
NET INVESTMENT INCOME (LOSS)	$3,685,046,661
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	612,124
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,685,658,785
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,685,046,661	$7,970,796,746
Net realized gain (loss)	612,124	(541,395)
Net increase (decrease) in net assets resulting from operations	3,685,658,785	7,970,255,351
CAPITAL TRANSACTIONS
Contributions	341,605,370,147	659,062,075,445
Withdrawals	(347,858,408,200)	(645,387,590,224)
Net increase (decrease) in net assets from capital transactions	(6,253,038,053)	13,674,485,221
Net increase (decrease) in net assets during the period	(2,567,379,268)	21,644,740,572
Net assets at beginning of period	173,742,105,976	152,097,365,404
NET ASSETS AT END OF PERIOD	$171,174,726,708	$173,742,105,976
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	2.14%	5.30%	5.17%	1.63%	0.01%	0.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$171,174,727	$173,742,106	$152,097,365	$91,338,606	$97,388,223	$79,611,947
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	4.39%(b)	5.14%	5.06%	1.71%	0.01%	0.39%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of  the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2025, the Portfolio had invested in repurchase agreements with the gross values of $67,344,056,183 and associated collateral equal to $68,840,364,869.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2025.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.   Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
20

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
21

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Portfolio
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund.  The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data
22

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board
23

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
24

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Master Funds
State Street Treasury Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—101.2%
U.S. Treasury Bills (a)	3.795%	10/02/2025	10/02/2025	$61,580,000	$60,946,276
U.S. Treasury Bills (a)	4.050%	10/23/2025	10/23/2025	101,020,000	99,724,418
U.S. Treasury Bills (a)	4.060%	10/16/2025	10/16/2025	123,740,000	122,246,802
U.S. Treasury Bills (a)	4.060%	10/30/2025	10/30/2025	89,230,000	88,011,808
U.S. Treasury Bills (a)	4.080%	10/09/2025	10/09/2025	22,860,000	22,600,920
U.S. Treasury Bills (a)	4.085%	11/06/2025	11/06/2025	250,920,000	247,260,677
U.S. Treasury Bills (a)(b)	4.095%	01/02/2026	01/02/2026	152,400,000	149,222,901
U.S. Treasury Bills (a)	4.096%	09/25/2025	09/25/2025	373,361,000	369,620,777
U.S. Treasury Bills (a)	4.100%	09/18/2025	09/18/2025	558,551,200	553,427,088
U.S. Treasury Bills (a)	4.105%	11/13/2025	11/13/2025	124,570,000	122,650,766
U.S. Treasury Bills (a)	4.105%	12/26/2025	12/26/2025	67,190,000	65,825,287
U.S. Treasury Bills (a)	4.125%	07/01/2025	07/01/2025	209,550,200	209,550,200
U.S. Treasury Bills (a)	4.125%	07/10/2025	07/10/2025	248,420,000	248,162,677
U.S. Treasury Bills (a)	4.135%	09/04/2025	09/04/2025	519,830,000	515,858,754
U.S. Treasury Bills (a)	4.140%	11/20/2025	11/20/2025	98,880,000	97,265,582
U.S. Treasury Bills (a)	4.140%	12/11/2025	12/11/2025	182,010,000	178,592,810
U.S. Treasury Bills (a)	4.150%	07/08/2025	07/08/2025	478,000,000	477,616,906
U.S. Treasury Bills (a)	4.153%	11/28/2025	11/28/2025	205,950,000	202,382,747
U.S. Treasury Bills (a)	4.153%	12/04/2025	12/04/2025	129,600,000	127,267,400
U.S. Treasury Bills (a)	4.155%	12/18/2025	12/18/2025	98,110,000	96,187,589
U.S. Treasury Bills (a)	4.165%	07/24/2025	07/24/2025	147,910,000	147,514,039
U.S. Treasury Bills (a)	4.173%	08/14/2025	08/14/2025	254,100,000	252,789,017
U.S. Treasury Bills (a)(b)	4.175%	07/15/2025	07/15/2025	195,000,000	194,681,568
U.S. Treasury Bills (a)	4.180%	07/17/2025	07/17/2025	559,870,000	558,822,161
U.S. Treasury Bills (a)	4.180%	07/31/2025	07/31/2025	300,000,000	298,955,000
U.S. Treasury Bills (a)	4.180%	08/28/2025	08/28/2025	105,731,000	105,017,996
U.S. Treasury Bills (a)	4.190%	09/02/2025	09/02/2025	153,530,000	152,404,093
U.S. Treasury Bills (a)	4.195%	07/22/2025	07/22/2025	515,900,000	514,632,591
U.S. Treasury Bills (a)	4.195%	08/12/2025	08/12/2025	520,360,000	517,774,581
U.S. Treasury Bills (a)	4.200%	07/29/2025	07/29/2025	93,130,000	92,826,454
U.S. Treasury Bills (a)	4.200%	08/05/2025	08/05/2025	243,410,000	242,398,576
U.S. Treasury Bills (a)	4.203%	08/21/2025	08/21/2025	211,950,000	210,679,706
U.S. Treasury Bills (a)(b)	4.208%	10/28/2025	10/28/2025	7,680,000	7,573,186
U.S. Treasury Bills (a)	4.220%	07/03/2025	07/03/2025	546,800,000	546,672,436
U.S. Treasury Bills (a)	4.220%	10/14/2025	10/14/2025	51,780,000	51,142,674
U.S. Treasury Bills (a)	4.227%	09/23/2025	09/23/2025	100,000,000	99,013,700
U.S. Treasury Bills (a)	4.228%	09/30/2025	09/30/2025	50,000,000	49,465,628
U.S. Treasury Bills (a)	4.230%	08/19/2025	08/19/2025	246,719,000	245,254,987
U.S. Treasury Bills (a)	4.235%	10/21/2025	10/21/2025	71,680,000	70,735,576
U.S. Treasury Bills (a)	4.248%	09/16/2025	09/16/2025	64,390,000	63,805,528
U.S. Treasury Bills (a)	4.250%	09/11/2025	09/11/2025	156,570,000	155,237,655
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (c)	4.379%	07/01/2025	01/31/2027	257,820,000	257,817,801
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.13% (c)	4.406%	07/01/2025	07/31/2025	487,500,000	487,517,082
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (c)	4.410%	07/01/2025	10/31/2025	179,206,000	179,176,613
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (c)	4.431%	07/01/2025	04/30/2026	247,800,000	247,817,635
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (c)	4.441%	07/01/2025	04/30/2027	112,930,000	112,930,322
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (c)	4.463%	07/01/2025	07/31/2026	451,260,000	450,938,066
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (c)	4.486%	07/01/2025	10/31/2026	200,140,000	200,200,095
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (c)	4.526%	07/01/2025	01/31/2026	$312,905,000	$312,903,601
U.S. Treasury Inflation-Indexed Notes	1.080%	07/15/2025	07/15/2025	927,890,460	927,635,488
U.S. Treasury Notes	4.020%	04/30/2026	04/30/2026	162,743,000	160,144,204
U.S. Treasury Notes	4.100%	03/31/2026	03/31/2026	153,374,000	150,513,302
U.S. Treasury Notes	4.180%	05/15/2026	05/15/2026	33,670,000	33,508,722
U.S. Treasury Notes	4.190%	12/31/2025	12/31/2025	31,590,000	31,597,729
U.S. Treasury Notes	4.200%	12/31/2025	12/31/2025	4,860,000	4,769,506
U.S. Treasury Notes	4.210%	05/15/2026	05/15/2026	7,770,000	7,600,401
U.S. Treasury Notes	4.250%	02/28/2026	02/28/2026	33,180,000	33,258,133
U.S. Treasury Notes	4.290%	08/15/2025	08/15/2025	209,480,000	208,898,050
U.S. Treasury Notes	4.290%	02/28/2026	02/28/2026	6,730,000	6,566,095
U.S. Treasury Notes	4.300%	09/30/2025	09/30/2025	43,862,000	43,560,852
U.S. Treasury Notes	4.330%	10/31/2025	10/31/2025	3,090,000	3,096,676
U.S. Treasury Notes	4.440%	07/31/2025	07/31/2025	189,690,000	189,127,626
U.S. Treasury Notes	5.020%	07/15/2025	07/15/2025	29,060,000	29,038,266
TOTAL INVESTMENTS –101.2% (d)(e)					12,710,435,802
Liabilities in Excess of Other Assets —(1.2)%					(156,160,107)
NET ASSETS –100.0%					$12,554,275,695
(a)	Rate shown is the discount rate at time of purchase.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$12,710,435,802
Cash	304,778
Interest receivable — unaffiliated issuers	23,334,223
TOTAL ASSETS	12,734,074,803
LIABILITIES
Payable for investments purchased	178,748,119
Advisory and administrator fee payable	525,628
Custody, sub-administration and transfer agent fees payable	453,739
Trustees’ fees and expenses payable	4,160
Professional fees payable	39,067
Printing fees payable	10,433
Accrued expenses and other liabilities	17,962
TOTAL LIABILITIES	179,799,108
NET ASSETS	$12,554,275,695
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$289,785,682
EXPENSES
Advisory and administrator fee	3,313,154
Custodian, sub-administrator and transfer agent fees	407,201
Trustees’ fees and expenses	39,107
Professional fees	56,496
Printing and postage fees	8,372
Insurance expense	1,953
Miscellaneous expenses	6,208
TOTAL EXPENSES	3,832,491
NET INVESTMENT INCOME (LOSS)	$285,953,191
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	19,429
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$285,972,620
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$285,953,191	$672,943,435
Net realized gain (loss)	19,429	336,952
Net increase (decrease) in net assets resulting from operations	285,972,620	673,280,387
CAPITAL TRANSACTIONS
Contributions	14,990,784,819	36,057,022,712
Withdrawals	(16,846,209,358)	(36,832,811,231)
Net increase (decrease) in net assets from capital transactions	(1,855,424,539)	(775,788,519)
Net increase (decrease) in net assets during the period	(1,569,451,919)	(102,508,132)
Net assets at beginning of period	14,123,727,614	14,226,235,746
NET ASSETS AT END OF PERIOD	$12,554,275,695	$14,123,727,614
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	2.12%	5.29%	5.10%	1.49%	0.00%(b)	0.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,554,276	$14,123,728	$14,226,236	$12,678,909	$14,060,872	$16,771,503
Ratios to average net assets:
Total expenses	0.06%(c)	0.06%	0.06%	0.06%	0.07%	0.06%
Net investment income (loss)	4.29%(c)	5.13%	4.94%	1.46%	0.00%(b)	0.38%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio’s investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2025.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of;
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees,
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
15

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Master Funds
State Street Treasury Plus Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—55.0%
U.S. Treasury Bills (a)	3.795%	10/02/2025	10/02/2025	$267,900,000	$265,139,238
U.S. Treasury Bills (a)	4.050%	10/23/2025	10/23/2025	439,560,000	433,922,643
U.S. Treasury Bills (a)	4.060%	10/16/2025	10/16/2025	731,690,000	722,860,534
U.S. Treasury Bills (a)	4.060%	10/30/2025	10/30/2025	573,160,000	565,335,061
U.S. Treasury Bills (a)	4.080%	10/09/2025	10/09/2025	107,480,000	106,261,893
U.S. Treasury Bills (a)	4.085%	11/06/2025	11/06/2025	1,190,430,000	1,173,069,215
U.S. Treasury Bills (a)(b)	4.095%	01/02/2026	01/02/2026	1,827,310,000	1,789,209,488
U.S. Treasury Bills (a)	4.096%	09/25/2025	09/25/2025	733,612,000	726,435,164
U.S. Treasury Bills (a)	4.100%	09/18/2025	09/18/2025	801,760,000	794,546,398
U.S. Treasury Bills (a)	4.105%	11/13/2025	11/13/2025	562,680,000	554,010,860
U.S. Treasury Bills (a)	4.105%	12/26/2025	12/26/2025	670,660,000	657,038,058
U.S. Treasury Bills (a)	4.125%	07/10/2025	07/10/2025	713,540,000	712,804,387
U.S. Treasury Bills (a)	4.135%	07/03/2025	07/03/2025	150,000,000	149,965,542
U.S. Treasury Bills (a)	4.135%	09/04/2025	09/04/2025	639,630,000	634,791,628
U.S. Treasury Bills (a)	4.135%	11/20/2025	11/20/2025	446,640,000	439,347,690
U.S. Treasury Bills (a)	4.140%	12/11/2025	12/11/2025	894,970,000	878,167,170
U.S. Treasury Bills (a)	4.153%	11/28/2025	11/28/2025	1,013,180,000	995,630,741
U.S. Treasury Bills (a)	4.153%	12/04/2025	12/04/2025	1,048,930,000	1,030,050,881
U.S. Treasury Bills (a)	4.153%	12/18/2025	12/18/2025	988,980,000	969,601,481
U.S. Treasury Bills (a)	4.165%	07/24/2025	07/24/2025	1,098,610,000	1,095,676,271
U.S. Treasury Bills (a)	4.173%	08/14/2025	08/14/2025	806,169,000	801,991,530
U.S. Treasury Bills (a)	4.180%	07/17/2025	07/17/2025	280,710,000	280,188,503
U.S. Treasury Bills (a)	4.180%	08/28/2025	08/28/2025	411,619,000	408,829,470
U.S. Treasury Bills (a)	4.190%	09/02/2025	09/02/2025	740,270,000	734,841,256
U.S. Treasury Bills (a)	4.195%	08/12/2025	08/12/2025	1,769,730,000	1,761,032,864
U.S. Treasury Bills (a)	4.200%	07/29/2025	07/29/2025	365,810,000	364,617,543
U.S. Treasury Bills (a)	4.200%	08/05/2025	08/05/2025	431,710,000	429,947,184
U.S. Treasury Bills (a)	4.203%	08/21/2025	08/21/2025	594,440,000	590,865,344
U.S. Treasury Bills (a)(b)	4.208%	10/28/2025	10/28/2025	35,130,000	34,641,408
U.S. Treasury Bills (a)	4.220%	10/14/2025	10/14/2025	233,680,000	230,803,789
U.S. Treasury Bills (a)	4.235%	10/21/2025	10/21/2025	331,570,000	327,201,381
U.S. Treasury Bills (a)	4.248%	09/16/2025	09/16/2025	592,980,000	587,597,480
U.S. Treasury Bills (a)	4.250%	09/11/2025	09/11/2025	29,700,000	29,447,550
U.S. Treasury Bills (a)	4.394%	08/19/2025	08/19/2025	200,721,000	199,520,543
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (c)	4.379%	07/01/2025	01/31/2027	1,975,844,000	1,975,789,372
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.13% (c)	4.406%	07/01/2025	07/31/2025	477,000,000	476,998,758
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (c)	4.410%	07/01/2025	10/31/2025	298,902,000	298,862,717
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (c)	4.431%	07/01/2025	04/30/2026	888,000,000	888,093,228
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (c)	4.441%	07/01/2025	04/30/2027	494,500,000	494,501,476
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (c)	4.463%	07/01/2025	07/31/2026	1,079,190,000	1,078,388,195
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (c)	4.486%	07/01/2025	10/31/2026	1,811,210,000	1,811,464,888
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (c)	4.526%	07/01/2025	01/31/2026	230,698,000	230,720,471
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	284,630,000	286,394,568
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	515,458,000	501,489,380
U.S. Treasury Notes	4.099%	03/31/2026	03/31/2026	201,330,000	201,851,592
U.S. Treasury Notes	4.100%	03/31/2026	03/31/2026	582,478,000	568,106,690
U.S. Treasury Notes	4.179%	05/15/2026	05/15/2026	145,420,000	144,723,445
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.192%	12/31/2025	12/31/2025	$137,770,000	$137,803,709
U.S. Treasury Notes	4.197%	12/31/2025	12/31/2025	21,200,000	20,805,251
U.S. Treasury Notes	4.206%	05/15/2026	05/15/2026	33,560,000	32,827,474
U.S. Treasury Notes	4.254%	02/28/2026	02/28/2026	178,420,000	178,840,259
U.S. Treasury Notes	4.292%	08/15/2025	08/15/2025	910,403,000	907,873,487
U.S. Treasury Notes	4.294%	02/28/2026	02/28/2026	55,960,000	54,597,129
U.S. Treasury Notes	4.297%	09/30/2025	09/30/2025	61,430,000	61,533,415
U.S. Treasury Notes	4.298%	09/30/2025	09/30/2025	253,105,000	250,615,187
U.S. Treasury Notes	4.313%	10/31/2025	10/31/2025	44,460,000	43,875,175
U.S. Treasury Notes	4.332%	10/31/2025	10/31/2025	44,180,000	44,275,454
U.S. Treasury Notes	4.342%	11/30/2025	11/30/2025	41,440,000	41,528,004
U.S. Treasury Notes	4.436%	07/31/2025	07/31/2025	588,315,000	586,341,783
U.S. Treasury Notes	4.438%	07/31/2025	07/31/2025	85,720,000	85,739,775
U.S. Treasury Notes	5.024%	07/15/2025	07/15/2025	119,110,000	119,020,919
TOTAL TREASURY DEBT					32,998,451,989
TREASURY REPURCHASE AGREEMENTS—39.3%
Agreement with Australia and New Zealand Banking Group, dated 06/30/2025 (collateralized by U.S. Treasury Notes, 0.500% – 4.625% due 08/15/2026 – 08/15/2054, valued at $917,711,752); expected proceeds $900,110,000	4.400%	07/01/2025	07/01/2025	900,000,000	900,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2047 - 02/15/2054, valued at $91,800,001); expected proceeds $90,010,975	4.390%	07/01/2025	07/01/2025	90,000,000	90,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bonds, 1.875% - 6.625% due 02/15/2027 - 02/15/2051, valued at $76,500,041); expected proceeds $75,009,125	4.380%	07/01/2025	07/01/2025	75,000,000	75,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/03/2025 - 11/20/2025, U.S. Treasury Bonds, 2.000% - 4.750% due 05/15/2039 - 05/15/2055, U.S. Treasury Inflation Index Bonds, 0.750% - 2.375% due 02/15/2042 - 02/15/2055, U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 04/15/2027 - 01/15/2035 and U.S. Treasury Notes, 0.500% - 4.625% due 11/15/2025 - 05/15/2035, valued at $606,900,023); expected proceeds $595,072,557	4.390%	07/01/2025	07/01/2025	595,000,000	595,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Inflation Index Notes, 1.375% - 1.875% due 07/15/2033 - 07/15/2034, valued at $25,500,075); expected proceeds $25,003,049	4.390%	07/01/2025	07/01/2025	25,000,000	25,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2034, a U.S. Treasury Note, 4.250% due 02/28/2029, U.S. Treasury Inflation Index Bonds, 1.000% - 1.500% due 02/15/2049 - 02/15/2053 and U.S. Treasury Strips, 0.000% due 05/15/2031 - 05/15/2055, valued at $153,000,000); expected proceeds $150,018,292	4.390%	07/01/2025	07/01/2025	150,000,000	150,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/19/2025 (collateralized by a U.S. Treasury Inflation Index Note, 2.125% due 04/15/2029 and U.S. Treasury Notes, 1.750% - 4.250% due 01/31/2029 - 03/31/2029, valued at $204,083,507); expected proceeds $202,886,667 (d)	4.330%	07/17/2025	07/17/2025	$200,000,000	$200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 05/16/2025 (collateralized by a U.S. Treasury Bond, 5.375% due 02/15/2031 and U.S. Treasury Notes, 0.875% - 4.250% due 08/31/2030 - 09/30/2031, valued at $204,202,191); expected proceeds $202,882,445 (d)	4.360%	09/12/2025	09/12/2025	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 3.125% - 3.500% due 08/31/2027 - 09/30/2029, valued at $464,100,075); expected proceeds $455,055,485	4.390%	07/01/2025	07/01/2025	455,000,000	455,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 4.125% - 4.625% due 09/15/2026 - 11/15/2027, valued at $132,600,060); expected proceeds $130,015,853	4.390%	07/01/2025	07/01/2025	130,000,000	130,000,000
Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Strip, 0.000% due 08/15/2029 and U.S. Treasury Bonds, 2.000% - 2.750% due 11/15/2047 - 08/15/2051, valued at $193,800,000); expected proceeds $190,023,169	4.390%	07/01/2025	07/01/2025	190,000,000	190,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 05/06/2025 (collateralized by U.S. Treasury Bills, 0.000% due 05/14/2026, U.S. Treasury Bonds, 3.500% - 5.250% due 02/15/2029 - 08/15/2039 and U.S. Treasury Notes, 0.500% - 4.500% due 10/31/2025 - 11/15/2033, valued at $510,000,098); expected proceeds $507,173,056 (d)	4.340%	09/02/2025	09/02/2025	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 5.375% due 02/15/2031, U.S. Treasury Bills, 0.000% due 07/10/2025 and U.S. Treasury Notes, 4.000% - 4.125% due 10/31/2029 - 02/28/2030, valued at $790,500,022); expected proceeds $775,094,292	4.380%	07/01/2025	07/01/2025	775,000,000	775,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 4.250% due 06/30/2031, valued at $153,000,012); expected proceeds $150,018,333	4.400%	07/01/2025	07/01/2025	150,000,000	150,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/08/2025 - 02/19/2026, a U.S. Treasury Bond, 6.875% due 08/15/2025 and U.S. Treasury Notes, 0.250% - 5.000% due 09/30/2025 - 10/31/2028, valued at $2,040,000,087); expected proceeds $2,000,243,889	4.390%	07/01/2025	07/01/2025	2,000,000,000	2,000,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/08/2025 - 05/14/2026, U.S. Treasury Bonds, 1.375% - 6.625% due 02/15/2027 - 08/15/2052 and U.S. Treasury Notes, 0.625% - 4.625% due 01/31/2026 - 02/15/2034, valued at $2,346,000,092); expected proceeds $2,300,281,111	4.400%	07/01/2025	07/01/2025	$2,300,000,000	$2,300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Inflation Index Notes, 1.125% - 1.750% due 01/15/2033 - 01/15/2034, valued at $2,550,000,072); expected proceeds $2,500,304,861	4.390%	07/01/2025	07/01/2025	2,500,000,000	2,500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 0.625% - 3.875% due 05/31/2027 - 08/15/2030, valued at $408,000,024); expected proceeds $400,049,000	4.410%	07/01/2025	07/01/2025	400,000,000	400,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.250% - 3.625% due 05/31/2028, valued at $255,621,173); expected proceeds $250,030,417	4.380%	07/01/2025	07/01/2025	250,000,000	250,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.625% – 4.75% due 11/30/2026 – 05/15/2055, valued at $2,038,997,232); expected proceeds $2,000,244,444	4.400%	07/01/2025	07/01/2025	2,000,000,000	2,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, U.S. Treasury Notes, 2.250% - 3.375% due 09/15/2027 - 11/15/2027 and U.S. Treasury Strips, 0.000% due 11/15/2026 - 05/15/2048, valued at $1,102,620,002); expected proceeds $1,081,131,822	4.390%	07/01/2025	07/01/2025	1,081,000,000	1,081,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bonds, 1.750% - 4.750% due 08/15/2041 - 11/15/2053, U.S. Treasury Inflation Index Bonds, 1.000% - 2.125% due 02/15/2041 - 02/15/2048, U.S. Treasury Notes, 0.250% - 5.000% due 08/31/2025 - 05/31/2027 and U.S. Treasury Strips, 0.000% due 08/15/2025 - 02/15/2027, valued at $851,700,001); expected proceeds $835,101,824	4.390%	07/01/2025	07/01/2025	835,000,000	835,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/23/2025 (collateralized by a U.S. Treasury Note, 4.500% due 11/15/2033, valued at $122,400,007); expected proceeds $120,205,333	4.400%	07/01/2025	07/07/2025	120,000,000	120,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bonds, 3.000% - 4.750% due 02/15/2041 - 02/15/2053, valued at $2,282,760,053); expected proceeds $2,238,272,912	4.390%	07/01/2025	07/01/2025	2,238,000,000	2,238,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/15/2025 - 12/26/2025, U.S. Treasury Bonds, 1.375% - 4.750% due 05/15/2040 - 05/15/2055, U.S. Treasury Inflation Index Bonds, 0.125% - 1.500% due 02/15/2044 - 02/15/2053, U.S. Treasury Inflation Index Notes, 0.125% - 1.375% due 07/15/2025 - 07/15/2033 and U.S. Treasury Notes, 0.250% - 4.875% due 09/30/2025 - 05/15/2035, valued at $510,000,023); expected proceeds $500,060,972	4.390%	07/01/2025	07/01/2025	$500,000,000	$500,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2025 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 3.875% due 07/15/2025 – 02/15/2047 and U.S. Treasury Notes, 1.125% – 4.750% due 05/15/2040 – 05/15/2054, valued at $1,085,406,564); expected proceeds $1,065,129,871	4.390%	07/01/2025	07/01/2025	1,065,000,000	1,065,000,000
Agreement with Mizuho Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 2.625% - 3.750% due 04/30/2027 - 07/31/2029, valued at $255,031,173); expected proceeds $250,030,486	4.390%	07/01/2025	07/01/2025	250,000,000	250,000,000
Agreement with National Australia Bank, Ltd., dated 06/30/2025 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $254,914,155); expected proceeds $250,030,417	4.380%	07/01/2025	07/01/2025	250,000,000	250,000,000
Agreement with Prudential Insurance Co., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 2.250% – 4.125% due 11/30/2031 – 11/15/2052 and U.S. Treasury Strips, 0.000% due 02/15/2030 – 11/15/2044, valued at $139,886,991); expected proceeds $136,909,412	4.400%	07/01/2025	07/01/2025	136,892,681	136,892,681
Agreement with Prudential Insurance Co., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 3.000% – 3.125% due 08/15/2044 – 18/15/2048 and U.S. Treasury Strips, 0.000% due 08/15/2039 – 11/15/2052, valued at $317,629,254); expected proceeds $309,081,522	4.400%	07/01/2025	07/01/2025	309,043,750	309,043,750
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 4.625% due 05/15/2044, a U.S. Treasury Strip, 0.000% due 05/15/2029, U.S. Treasury Bills, 0.000% due 07/03/2025, U.S. Treasury Inflation Index Bonds, 0.750% - 2.125% due 02/15/2041 - 02/15/2053, U.S. Treasury Inflation Index Notes, 0.875% - 1.875% due 04/15/2028 - 07/15/2034 and U.S. Treasury Notes, 0.375% - 4.875% due 11/30/2025 - 08/31/2031, valued at $525,300,000); expected proceeds $515,062,658	4.380%	07/01/2025	07/01/2025	515,000,000	515,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.500% - 4.250% due 01/31/2027 - 04/30/2028, valued at $561,000,003); expected proceeds $550,067,222	4.400%	07/01/2025	07/01/2025	550,000,000	550,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/26/2025 (collateralized by U.S. Treasury Bonds, 1.250% - 6.625% due 02/15/2026 - 02/15/20535, valued at $255,000,031); expected proceeds $253,608,333 (d)	4.330%	07/24/2025	07/24/2025	250,000,000	250,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 04/01/2025 (collateralized by a U.S. Treasury Note, 3.750% due 06/30/2027 and U.S. Treasury Bonds, 1.375% - 6.875% due 08/15/2025 - 02/15/2055, valued at $255,000,009); expected proceeds $253,608,333 (d)	4.330%	07/30/2025	07/30/2025	$250,000,000	$250,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 4.375% due 08/15/2043, valued at $20,400,090); expected proceeds $20,002,439	4.390%	07/01/2025	07/01/2025	20,000,000	20,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026, U.S. Treasury Bills, 0.000% due 07/10/2025, U.S. Treasury Bonds, 1.875% - 4.750% due 11/15/2041 - 05/15/2055, U.S. Treasury Inflation Index Notes, 0.125% - 1.875% due 07/15/2026 - 07/15/2034 and U.S. Treasury Notes, 0.375% - 4.875% due 12/31/2025 - 05/15/2034, valued at $657,900,016); expected proceeds $645,078,654	4.390%	07/01/2025	07/01/2025	645,000,000	645,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 0.375% - 4.875% due 02/28/2026 - 07/31/2027, valued at $51,000,065); expected proceeds $50,006,111	4.400%	07/01/2025	07/01/2025	50,000,000	50,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/08/2025 - 11/20/2025, U.S. Treasury Bonds, 1.375% - 6.125% due 11/15/2027 - 05/15/2051, U.S. Treasury Inflation Index Bonds, 0.875% - 3.875% due 01/15/2028 - 02/15/2049, U.S. Treasury Inflation Index Notes, 0.125% - 1.625% due 10/15/2029 - 07/15/2031, U.S. Treasury Notes, 0.250% - 5.000% due 07/31/2025 - 06/30/2032 and U.S. Treasury Strips, 0.000% due 02/15/2026 - 02/15/2037, valued at $122,400,002); expected proceeds $120,014,633	4.390%	07/01/2025	07/01/2025	120,000,000	120,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% - 2.375% due 02/15/2040 - 02/15/2055 and U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 10/15/2025 - 01/15/2035, valued at $510,062,192); expected proceeds $500,060,972	4.390%	07/01/2025	07/01/2025	500,000,000	500,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					23,569,936,431
TOTAL INVESTMENTS (e)(f)–94.3%					56,568,388,420
Other Assets in Excess of Liabilities —5.7%					3,401,589,596
NET ASSETS –100.0%					$59,969,978,016
(a)	Rate shown is the discount rate at time of purchase.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Illiquid security. These securities represent $1,400,000,000 or 2.3% of net assets as of June 30, 2025.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$32,998,451,989
Repurchase agreements, at value and amortized cost	23,569,936,431
Total Investments	56,568,388,420
Cash	5,019,124,565
Receivable for investments sold	220,498,453
Interest receivable — unaffiliated issuers	90,054,947
Other receivable	994,699
TOTAL ASSETS	61,899,061,084
LIABILITIES
Payable for investments purchased	1,924,885,643
Advisory and administrator fee payable	2,400,656
Custody, sub-administration and transfer agent fees payable	1,609,967
Trustees’ fees and expenses payable	12,515
Professional fees payable	100,702
Printing fees payable	30,257
Accrued expenses and other liabilities	43,328
TOTAL LIABILITIES	1,929,083,068
NET ASSETS	$59,969,978,016
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	1,238,519,922
EXPENSES
Advisory and administrator fee	14,104,285
Custodian, sub-administrator and transfer agent fees	1,693,076
Trustees’ fees and expenses	129,250
Professional fees	184,875
Printing and postage fees	29,355
Insurance expense	7,519
Miscellaneous expenses	12,927
TOTAL EXPENSES	16,161,287
NET INVESTMENT INCOME (LOSS)	$1,222,358,635
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	28,483
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,222,387,118
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,222,358,635	$2,558,755,151
Net realized gain (loss)	28,483	(61,195)
Net increase (decrease) in net assets resulting from operations	1,222,387,118	2,558,693,956
CAPITAL TRANSACTIONS
Contributions	124,467,259,923	217,367,694,672
Withdrawals	(122,235,077,982)	(209,524,911,840)
Net increase (decrease) in net assets from capital transactions	2,232,181,941	7,842,782,832
Net increase (decrease) in net assets during the period	3,454,569,059	10,401,476,788
Net assets at beginning of period	56,515,408,957	46,113,932,169
NET ASSETS AT END OF PERIOD	$59,969,978,016	$56,515,408,957
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	2.14%	5.30%	5.17%	1.65%	0.01%	0.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$59,969,978	$56,515,409	$46,113,932	$43,687,095	$27,061,311	$28,049,358
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	4.31%(b)	5.14%	5.01%	1.91%	0.01%	0.41%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of  the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2025, the Portfolio had invested in repurchase agreements with the gross values of $23,569,936,431 and associated collateral equal to $24,042,727,168.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2025.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.  Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks.  The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund.  The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.  The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board
18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
19

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Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Master Funds
State Street International Developed Equity Index Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 6.8%
ANZ Group Holdings Ltd.	587,161	$11,220,652
APA Group Stapled Security	259,687	1,390,419
Aristocrat Leisure Ltd.	113,380	4,842,365
ASX Ltd.	37,414	1,710,464
BHP Group Ltd.	1,005,156	24,208,293
BlueScope Steel Ltd.	91,093	1,379,616
Brambles Ltd.	277,186	4,254,334
CAR Group Ltd.	73,824	1,810,401
Cochlear Ltd.	13,380	2,634,258
Coles Group Ltd.	262,962	3,591,402
Commonwealth Bank of Australia	330,205	39,979,877
Computershare Ltd.	105,745	2,764,377
Evolution Mining Ltd.	395,229	2,017,714
Fortescue Ltd.	338,701	3,391,667
Glencore PLC (a)	2,034,128	7,905,253
Goodman Group REIT	398,055	8,932,031
Insurance Australia Group Ltd.	447,372	2,647,463
Lottery Corp. Ltd.	441,553	1,542,352
Macquarie Group Ltd.	70,657	10,591,359
Medibank Pvt Ltd.	512,135	1,694,920
National Australia Bank Ltd.	607,193	15,662,288
Northern Star Resources Ltd.	268,068	3,258,834
Origin Energy Ltd.	327,000	2,312,291
Pro Medicus Ltd.	10,723	2,003,348
Qantas Airways Ltd.	128,634	905,385
QBE Insurance Group Ltd.	301,516	4,621,830
REA Group Ltd. (b)	10,667	1,681,174
Reece Ltd.	48,540	456,483
Rio Tinto Ltd.	72,406	5,083,455
Rio Tinto PLC	224,022	13,031,656
Santos Ltd.	648,969	3,257,812
Scentre Group REIT	1,037,928	2,421,534
SGH Ltd.	41,736	1,478,906
Sigma Healthcare Ltd.	911,397	1,785,879
Sonic Healthcare Ltd.	84,429	1,482,306
South32 Ltd.	842,585	1,606,868
Stockland REIT	481,795	1,692,390
Suncorp Group Ltd.	213,928	3,029,673
Telstra Group Ltd.	767,976	2,435,939
Transurban Group Stapled Security	605,840	5,550,581
Vicinity Ltd. REIT	700,127	1,133,306
Washington H Soul Pattinson & Co. Ltd. (b)	50,349	1,386,171
Wesfarmers Ltd.	223,614	12,419,727
Westpac Banking Corp.	677,855	15,041,707
WiseTech Global Ltd.	39,621	2,831,032
Woodside Energy Group Ltd.	367,259	5,687,344
Woolworths Group Ltd.	245,707	5,009,460
		255,776,596
AUSTRIA — 0.2%
Erste Group Bank AG	61,793	5,244,330
Security Description	Shares	Value
Mondi PLC	80,471	$1,311,702
OMV AG (b)	27,411	1,485,905
Verbund AG (b)	14,316	1,094,835
		9,136,772
BELGIUM — 0.8%
Ageas SA	29,322	1,973,965
Anheuser-Busch InBev SA	195,102	13,338,147
D'ieteren Group (b)	4,423	947,009
Elia Group SA (b)	9,688	1,111,638
Groupe Bruxelles Lambert NV	17,513	1,486,316
KBC Group NV (b)	46,043	4,737,808
Lotus Bakeries NV	87	834,360
Sofina SA	3,290	1,081,350
Syensqo SA (b)	13,139	1,009,912
UCB SA	24,353	4,772,559
		31,293,064
BRAZIL — 0.0% *
Yara International ASA	33,994	1,249,619
CHILE — 0.0% *
Antofagasta PLC	74,647	1,850,982
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	720,000	3,127,643
Prosus NV	257,281	14,336,375
SITC International Holdings Co. Ltd.	293,000	938,720
Wharf Holdings Ltd. (b)	230,000	700,255
Wilmar International Ltd.	385,400	868,447
Yangzijiang Shipbuilding Holdings Ltd.	549,600	957,965
		20,929,405
DENMARK — 2.3%
AP Moller - Maersk AS Class A (b)	563	1,036,392
AP Moller - Maersk AS Class B (b)	883	1,635,880
Carlsberg AS Class B (b)	18,972	2,678,730
Coloplast AS Class B (b)	24,151	2,285,981
Danske Bank AS (b)	137,929	5,605,441
Demant AS (a) (b)	16,592	689,702
DSV AS (b)	40,127	9,609,065
Genmab AS (a)	12,908	2,670,635
Novo Nordisk AS Class B (b)	633,980	43,849,336
Novonesis Novozymes B Class B	69,904	4,994,400
Orsted AS (a) (b) (c)	32,759	1,401,939
Pandora AS	15,832	2,769,940
Rockwool AS Class B	20,370	949,946
Tryg AS (b)	69,763	1,795,718
Vestas Wind Systems AS	199,899	2,988,515
		84,961,620
FINLAND — 1.1%
Elisa OYJ	28,657	1,583,724
Fortum OYJ	91,577	1,708,137

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Kesko OYJ Class B	57,821	$1,421,264
Kone OYJ Class B	68,554	4,496,780
Metso OYJ	123,340	1,589,713
Neste OYJ	80,830	1,093,043
Nokia OYJ	1,056,494	5,464,166
Nordea Bank Abp (d)	521,426	7,703,431
Nordea Bank Abp (d)	101,782	1,506,602
Orion OYJ Class B	19,878	1,489,862
Sampo OYJ Class A	467,473	5,010,023
Stora Enso OYJ Class R (b)	122,809	1,329,725
UPM-Kymmene OYJ	102,248	2,779,750
Wartsila OYJ Abp	97,527	2,294,220
		39,470,440
FRANCE — 9.4%
Accor SA	37,039	1,927,389
Aeroports de Paris SA	7,553	943,351
Air Liquide SA	114,530	23,545,993
Airbus SE	117,085	24,362,643
Alstom SA (a)	72,423	1,683,271
Amundi SA (c)	10,973	884,901
Arkema SA	11,768	864,057
AXA SA	350,247	17,132,089
BioMerieux	8,191	1,128,801
BNP Paribas SA	201,218	18,026,756
Bollore SE	142,165	889,472
Bouygues SA	37,071	1,671,006
Bureau Veritas SA	64,677	2,197,156
Capgemini SE	31,477	5,359,490
Carrefour SA	112,192	1,576,407
Cie de Saint-Gobain SA	87,668	10,253,856
Cie Generale des Etablissements Michelin SCA	134,110	4,965,183
Covivio SA REIT	11,567	727,097
Credit Agricole SA	209,316	3,947,258
Danone SA	128,001	10,421,611
Dassault Aviation SA	3,602	1,269,307
Dassault Systemes SE	134,018	4,834,350
Edenred SE	49,738	1,534,940
Eiffage SA	13,277	1,858,535
Engie SA	360,754	8,437,657
EssilorLuxottica SA	58,287	15,935,056
Eurazeo SE	9,058	643,812
FDJ UNITED (c)	20,442	799,061
Gecina SA REIT	9,142	1,001,233
Getlink SE	64,204	1,235,246
Hermes International SCA	6,262	16,899,134
Ipsen SA	7,945	942,882
Kering SA	14,876	3,222,821
Klepierre SA REIT	43,360	1,702,033
Legrand SA	51,199	6,821,341
L'Oreal SA	47,362	20,186,856
LVMH Moet Hennessy Louis Vuitton SE	54,070	28,218,780
Orange SA	363,274	5,507,330
Pernod Ricard SA	40,460	4,017,988
Publicis Groupe SA	45,753	5,138,699
Security Description	Shares	Value
Renault SA	37,435	$1,719,492
Rexel SA	40,746	1,250,268
Safran SA	70,945	22,976,607
Sartorius Stedim Biotech	5,355	1,274,793
Societe Generale SA	142,006	8,092,977
Sodexo SA	18,636	1,141,920
Teleperformance SE	11,251	1,087,199
Thales SA	18,187	5,328,661
TotalEnergies SE	402,684	24,627,169
Unibail-Rodamco-Westfield REIT (a)	24,951	2,376,487
Veolia Environnement SA	122,331	4,343,845
Vinci SA	98,232	14,425,228
		351,359,494
GERMANY — 10.2%
adidas AG	33,796	7,852,957
Allianz SE	76,164	30,764,284
BASF SE	178,036	8,748,215
Bayer AG	196,569	5,892,008
Bayerische Motoren Werke AG	57,992	5,136,855
Bayerische Motoren Werke AG Preference Shares	11,599	957,168
Beiersdorf AG	19,263	2,410,424
Brenntag SE	23,610	1,557,560
Commerzbank AG	173,251	5,446,264
Continental AG	22,206	1,931,528
Covestro AG (a)	35,647	2,527,390
CTS Eventim AG & Co. KGaA	12,864	1,591,582
Daimler Truck Holding AG	93,228	4,396,030
Deutsche Bank AG	361,280	10,674,303
Deutsche Boerse AG	37,367	12,145,729
Deutsche Lufthansa AG	121,904	1,027,436
Deutsche Post AG	191,237	8,801,996
Deutsche Telekom AG	690,177	25,090,776
Dr. Ing hc F Porsche AG Preference Shares (c)	23,999	1,181,501
E.ON SE	443,396	8,132,502
Evonik Industries AG	52,799	1,084,616
Fresenius Medical Care AG	41,504	2,370,201
Fresenius SE & Co. KGaA	82,974	4,156,989
GEA Group AG	29,348	2,046,338
Hannover Rueck SE	11,747	3,684,477
Heidelberg Materials AG	26,638	6,236,602
Henkel AG & Co. KGaA	20,876	1,507,075
Henkel AG & Co. KGaA Preference Shares	33,425	2,615,466
Infineon Technologies AG	258,111	10,942,248
Knorr-Bremse AG	14,394	1,386,349
LEG Immobilien SE	14,300	1,264,829
Mercedes-Benz Group AG	143,994	8,398,965
Merck KGaA	25,115	3,242,935
MTU Aero Engines AG	10,727	4,749,658
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,332	17,018,938
Nemetschek SE	11,865	1,713,110

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	31,031	$1,227,183
Rational AG	1,075	898,464
Rheinmetall AG	8,824	18,613,411
RWE AG	121,871	5,068,552
SAP SE	206,207	62,486,750
Sartorius AG Preference Shares	5,062	1,283,478
Scout24 SE (c)	15,173	2,085,647
Siemens AG	149,962	38,313,541
Siemens Energy AG (a)	134,102	15,436,170
Siemens Healthineers AG (c)	66,793	3,689,736
Symrise AG	26,483	2,771,100
Talanx AG	11,898	1,534,914
Volkswagen AG Preference Shares	40,640	4,275,344
Vonovia SE (b)	149,330	5,242,952
Zalando SE (a) (c)	45,329	1,487,203
		383,099,749
HONG KONG — 1.9%
AIA Group Ltd.	2,105,400	18,881,549
CK Asset Holdings Ltd.	399,899	1,762,612
CK Infrastructure Holdings Ltd.	136,000	900,026
CLP Holdings Ltd.	324,500	2,732,414
Futu Holdings Ltd. ADR	11,500	1,421,285
Hang Seng Bank Ltd.	153,700	2,302,563
Henderson Land Development Co. Ltd.	289,436	1,012,104
HKT Trust & HKT Ltd. Stapled Security	811,000	1,210,818
Hong Kong & China Gas Co. Ltd.	2,112,995	1,773,839
Hong Kong Exchanges & Clearing Ltd.	237,230	12,656,296
Hongkong Land Holdings Ltd.	218,900	1,263,053
Jardine Matheson Holdings Ltd.	33,000	1,585,980
Link REIT	512,391	2,734,928
MTR Corp. Ltd.	325,012	1,167,559
Power Assets Holdings Ltd.	272,000	1,748,076
Prudential PLC	517,370	6,470,129
Sino Land Co. Ltd.	640,456	681,249
Sun Hung Kai Properties Ltd.	277,000	3,177,561
Swire Pacific Ltd. Class A	62,000	531,147
Techtronic Industries Co. Ltd.	280,000	3,078,217
WH Group Ltd. (c)	1,712,766	1,647,310
Wharf Real Estate Investment Co. Ltd.	360,000	1,018,089
		69,756,804
IRELAND — 0.4%
AerCap Holdings NV	35,800	4,188,600
AIB Group PLC	406,701	3,334,679
Bank of Ireland Group PLC	192,314	2,728,161
Kerry Group PLC Class A	32,578	3,585,156
Kingspan Group PLC	30,531	2,587,561
		16,424,157
Security Description	Shares	Value
ISRAEL — 0.8%
Azrieli Group Ltd.	8,514	$783,010
Bank Hapoalim BM	243,476	4,672,136
Bank Leumi Le-Israel BM	301,389	5,604,448
Check Point Software Technologies Ltd. (a)	16,610	3,674,962
Elbit Systems Ltd.	5,303	2,358,989
ICL Group Ltd.	163,285	1,119,599
Israel Discount Bank Ltd. Class A	229,635	2,288,510
Mizrahi Tefahot Bank Ltd.	28,807	1,877,695
Nice Ltd. (a)	12,390	2,102,713
Teva Pharmaceutical Industries Ltd. ADR (a)	220,128	3,689,345
Wix.com Ltd. (a)	9,900	1,568,754
		29,740,161
ITALY — 3.1%
Banca Mediolanum SpA	44,136	757,448
Banco BPM SpA	218,329	2,540,301
BPER Banca SpA	185,021	1,675,813
Coca-Cola HBC AG	41,181	2,146,687
Davide Campari-Milano NV (b)	106,104	711,181
DiaSorin SpA (b)	5,195	554,078
Enel SpA	1,592,753	15,061,918
Eni SpA	427,394	6,903,340
Ferrari NV	24,850	12,137,703
FinecoBank Banca Fineco SpA	121,237	2,680,484
Generali	168,699	5,982,402
Infrastrutture Wireless Italiane SpA (b) (c)	48,975	596,739
Intesa Sanpaolo SpA	2,991,078	17,174,425
Leonardo SpA (b)	81,177	4,552,936
Mediobanca Banca di Credito Finanziario SpA (b)	94,761	2,195,226
Moncler SpA	46,684	2,651,771
Nexi SpA (c)	90,247	537,521
Poste Italiane SpA (b) (c)	94,478	2,022,870
Prysmian SpA	54,004	3,806,090
Recordati Industria Chimica e Farmaceutica SpA	22,997	1,441,534
Ryanair Holdings PLC	167,813	4,731,632
Snam SpA	379,454	2,290,359
Telecom Italia SpA (a) (b)	1,880,790	924,170
Terna - Rete Elettrica Nazionale	270,842	2,774,237
UniCredit SpA	275,987	18,436,973
Unipol Assicurazioni SpA	72,518	1,432,232
		116,720,070
JAPAN — 21.5%
Advantest Corp.	149,900	11,057,389
Aeon Co. Ltd. (b)	131,200	4,014,705
AGC, Inc. (b)	41,200	1,205,666
Aisin Corp.	95,900	1,226,261
Ajinomoto Co., Inc.	176,000	4,762,948
ANA Holdings, Inc.	35,300	689,773
Asahi Group Holdings Ltd. (b)	289,300	3,860,471

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Asahi Kasei Corp.	237,800	$1,690,751
Asics Corp.	125,800	3,204,985
Astellas Pharma, Inc.	366,600	3,595,063
Bandai Namco Holdings, Inc.	119,400	4,274,412
Bridgestone Corp. (b)	114,700	4,685,036
Canon, Inc. (b)	183,400	5,318,721
Capcom Co. Ltd.	68,300	2,332,541
Central Japan Railway Co.	154,500	3,456,984
Chiba Bank Ltd.	117,700	1,087,408
Chubu Electric Power Co., Inc.	131,900	1,626,321
Chugai Pharmaceutical Co. Ltd.	133,200	6,939,181
Concordia Financial Group Ltd.	186,000	1,206,821
Dai Nippon Printing Co. Ltd.	82,600	1,252,338
Daifuku Co. Ltd.	67,100	1,729,005
Dai-ichi Life Holdings, Inc.	679,400	5,155,058
Daiichi Sankyo Co. Ltd. (b)	336,900	7,848,444
Daikin Industries Ltd.	51,400	6,058,257
Daito Trust Construction Co. Ltd.	12,300	1,334,781
Daiwa House Industry Co. Ltd.	112,200	3,848,100
Daiwa Securities Group, Inc. (b)	253,500	1,797,991
Denso Corp. (b)	370,400	5,001,663
Dentsu Group, Inc. (b)	42,000	929,295
Disco Corp. (b)	18,300	5,400,872
East Japan Railway Co.	181,600	3,907,458
Eisai Co. Ltd. (b)	50,000	1,435,841
ENEOS Holdings, Inc.	538,500	2,665,938
FANUC Corp.	187,600	5,117,131
Fast Retailing Co. Ltd. (b)	37,600	12,890,387
Fuji Electric Co. Ltd.	26,700	1,229,962
FUJIFILM Holdings Corp. (b)	217,600	4,733,284
Fujikura Ltd.	47,200	2,473,960
Fujitsu Ltd.	349,200	8,497,615
Hankyu Hanshin Holdings, Inc. (b)	48,000	1,302,641
Hikari Tsushin, Inc. (b)	3,400	1,001,793
Hitachi Ltd.	902,900	26,284,707
Honda Motor Co. Ltd.	827,800	7,991,741
Hoshizaki Corp. (b)	22,800	785,439
Hoya Corp.	68,800	8,171,027
Hulic Co. Ltd. (b)	84,300	847,698
Idemitsu Kosan Co. Ltd.	148,900	901,987
IHI Corp.	29,000	3,140,019
Inpex Corp. (b)	174,900	2,451,954
Isuzu Motors Ltd.	100,400	1,272,333
ITOCHU Corp.	235,800	12,334,832
Japan Airlines Co. Ltd.	31,400	639,434
Japan Exchange Group, Inc.	197,600	1,997,956
Japan Post Bank Co. Ltd.	355,700	3,829,233
Japan Post Holdings Co. Ltd.	344,900	3,188,854
Japan Post Insurance Co. Ltd.	42,100	950,452
Japan Tobacco, Inc.	238,100	7,002,311
JFE Holdings, Inc. (b)	121,300	1,408,288
Kajima Corp.	79,200	2,063,274
Kansai Electric Power Co., Inc.	193,500	2,289,394
Kao Corp.	93,900	4,197,531
Kawasaki Kisen Kaisha Ltd. (b)	66,300	938,192
Security Description	Shares	Value
KDDI Corp.	608,500	$10,447,437
Keyence Corp.	38,400	15,376,482
Kikkoman Corp.	131,900	1,221,795
Kirin Holdings Co. Ltd. (b)	148,700	2,078,990
Kobe Bussan Co. Ltd.	32,500	1,007,546
Komatsu Ltd.	175,900	5,768,551
Konami Group Corp.	19,500	3,080,013
Kubota Corp. (b)	188,400	2,115,579
Kyocera Corp.	256,300	3,075,884
Kyowa Kirin Co. Ltd. (b)	40,100	684,458
Lasertec Corp. (b)	15,900	2,136,585
LY Corp.	569,200	2,090,094
M3, Inc. (b)	89,400	1,228,867
Makita Corp.	49,000	1,510,589
Marubeni Corp.	283,400	5,715,284
MatsukiyoCocokara & Co.	68,800	1,413,438
MEIJI Holdings Co. Ltd.	50,400	1,112,014
Minebea Mitsumi, Inc.	75,000	1,098,948
Mitsubishi Chemical Group Corp.	248,400	1,303,522
Mitsubishi Corp.	678,800	13,571,771
Mitsubishi Electric Corp.	377,300	8,126,140
Mitsubishi Estate Co. Ltd. (b)	213,200	3,989,613
Mitsubishi HC Capital, Inc. (b)	169,700	1,245,920
Mitsubishi Heavy Industries Ltd.	636,000	15,895,047
Mitsubishi UFJ Financial Group, Inc.	2,268,500	31,142,895
Mitsui & Co. Ltd.	484,700	9,888,960
Mitsui Fudosan Co. Ltd.	509,900	4,924,438
Mitsui OSK Lines Ltd. (b)	66,000	2,202,361
Mizuho Financial Group, Inc.	469,540	12,979,842
MonotaRO Co. Ltd.	53,900	1,061,619
MS&AD Insurance Group Holdings, Inc.	255,200	5,706,643
Murata Manufacturing Co. Ltd.	331,000	4,935,955
NEC Corp.	239,500	6,995,400
Nexon Co. Ltd.	67,400	1,357,846
NIDEC Corp.	160,100	3,109,007
Nintendo Co. Ltd. (b)	217,900	20,938,433
Nippon Building Fund, Inc. REIT (b)	1,490	1,370,909
Nippon Paint Holdings Co. Ltd. (b)	199,800	1,604,541
Nippon Sanso Holdings Corp. (b)	34,400	1,301,029
Nippon Steel Corp.	193,700	3,664,939
Nippon Telegraph & Telephone Corp.	5,933,500	6,325,999
Nippon Yusen KK (b)	87,300	3,135,535
Nissan Motor Co. Ltd. (a) (b)	424,500	1,029,180
Nissin Foods Holdings Co. Ltd. (b)	43,200	895,881
Nitori Holdings Co. Ltd.	16,500	1,590,086
Nitto Denko Corp.	135,500	2,618,632
Nomura Holdings, Inc. (b)	608,800	4,012,445
Nomura Research Institute Ltd.	74,900	2,998,696
Obayashi Corp.	121,800	1,842,874
Obic Co. Ltd.	66,100	2,567,670
Olympus Corp.	221,700	2,632,251

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Omron Corp. (b)	33,000	$889,626
Ono Pharmaceutical Co. Ltd.	80,500	868,839
Oracle Corp. Japan	8,400	999,370
Oriental Land Co. Ltd. (b)	216,200	4,975,242
ORIX Corp.	224,300	5,062,259
Osaka Gas Co. Ltd.	73,700	1,884,275
Otsuka Corp.	44,900	912,796
Otsuka Holdings Co. Ltd.	88,600	4,386,296
Pan Pacific International Holdings Corp.	73,600	2,526,791
Panasonic Holdings Corp.	457,200	4,923,497
Rakuten Group, Inc. (a) (b)	281,500	1,552,055
Recruit Holdings Co. Ltd.	276,700	16,349,714
Renesas Electronics Corp.	337,000	4,173,859
Resona Holdings, Inc.	417,700	3,851,822
Ricoh Co. Ltd.	101,300	957,632
Sanrio Co. Ltd.	35,300	1,702,865
SBI Holdings, Inc.	55,300	1,925,709
SCREEN Holdings Co. Ltd. (b)	16,900	1,375,915
SCSK Corp.	30,900	930,134
Secom Co. Ltd.	83,900	3,010,514
Sekisui Chemical Co. Ltd.	73,200	1,323,676
Sekisui House Ltd.	118,400	2,609,071
Seven & i Holdings Co. Ltd.	439,700	7,071,363
SG Holdings Co. Ltd. (b)	62,100	690,669
Shimadzu Corp.	45,400	1,122,703
Shimano, Inc. (b)	14,600	2,113,005
Shin-Etsu Chemical Co. Ltd.	356,600	11,780,921
Shionogi & Co. Ltd.	149,500	2,684,780
Shiseido Co. Ltd. (b)	75,900	1,352,270
SMC Corp. (b)	11,000	3,963,031
SoftBank Corp.	5,660,200	8,738,444
SoftBank Group Corp. (b)	189,100	13,765,700
Sompo Holdings, Inc.	173,700	5,225,009
Sony Group Corp.	1,217,000	31,426,564
Subaru Corp. (b)	116,400	2,027,098
Sumitomo Corp.	212,200	5,478,167
Sumitomo Electric Industries Ltd.	142,200	3,046,897
Sumitomo Metal Mining Co. Ltd. (b)	44,800	1,104,143
Sumitomo Mitsui Financial Group, Inc.	726,700	18,282,584
Sumitomo Mitsui Trust Group, Inc.	124,200	3,300,937
Sumitomo Realty & Development Co. Ltd.	61,900	2,385,664
Suntory Beverage & Food Ltd. (b)	27,500	877,670
Suzuki Motor Corp.	315,100	3,802,273
Sysmex Corp.	95,300	1,658,653
T&D Holdings, Inc.	93,400	2,049,763
Taisei Corp.	31,000	1,802,762
Takeda Pharmaceutical Co. Ltd.	310,217	9,503,342
TDK Corp.	388,500	4,560,225
Terumo Corp.	259,000	4,751,636
TIS, Inc.	41,000	1,373,242
Toho Co. Ltd.	21,600	1,272,567
Security Description	Shares	Value
Tokio Marine Holdings, Inc.	362,600	$15,340,431
Tokyo Electron Ltd.	88,900	17,035,910
Tokyo Gas Co. Ltd.	63,200	2,096,676
Tokyo Metro Co. Ltd.	61,300	711,902
Tokyu Corp. (b)	103,000	1,222,209
TOPPAN Holdings, Inc.	47,700	1,296,151
Toray Industries, Inc.	281,600	1,925,747
Toyota Industries Corp.	32,300	3,644,917
Toyota Motor Corp.	1,863,900	32,169,356
Toyota Tsusho Corp.	121,600	2,751,984
Trend Micro, Inc.	24,900	1,719,875
Unicharm Corp. (b)	214,800	1,547,298
West Japan Railway Co.	91,000	2,080,252
Yakult Honsha Co. Ltd. (b)	51,400	965,229
Yamaha Motor Co. Ltd. (b)	179,700	1,342,976
Yokogawa Electric Corp.	47,700	1,273,035
Zensho Holdings Co. Ltd.	19,100	1,155,428
ZOZO, Inc. (b)	85,400	920,543
		806,266,498
LUXEMBOURG — 0.1%
ArcelorMittal SA	89,754	2,830,961
CVC Capital Partners PLC (c)	45,343	925,066
Eurofins Scientific SE	22,282	1,580,851
		5,336,878
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	406,000	1,802,433
Sands China Ltd.	454,800	946,679
		2,749,112
NETHERLANDS — 4.2%
ABN AMRO Bank NV (c)	87,475	2,386,341
Adyen NV (a) (c)	4,973	9,097,243
Aegon Ltd.	250,271	1,806,162
Akzo Nobel NV	34,850	2,429,974
Argenx SE (a)	11,861	6,541,039
ASM International NV	9,403	5,997,890
ASML Holding NV	77,766	61,855,107
ASR Nederland NV	28,108	1,860,233
BE Semiconductor Industries NV (b)	16,426	2,449,734
Euronext NV (c)	14,767	2,515,197
EXOR NV	16,472	1,655,131
Heineken Holding NV	25,576	1,898,915
Heineken NV	55,605	4,831,426
IMCD NV	11,913	1,594,883
ING Groep NV	624,793	13,660,549
JDE Peet's NV (b)	33,035	939,982
Koninklijke Ahold Delhaize NV	177,467	7,395,344
Koninklijke KPN NV	776,219	3,768,575
Koninklijke Philips NV	163,623	3,920,124
NN Group NV	51,791	3,430,045
Randstad NV (b)	20,906	961,987
Universal Music Group NV (b)	217,161	7,005,045
Wolters Kluwer NV	47,137	7,854,341
		155,855,267

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	329,714	$1,550,184
Contact Energy Ltd.	168,288	919,433
Fisher & Paykel Healthcare Corp. Ltd.	110,672	2,421,963
Infratil Ltd.	193,963	1,248,099
Meridian Energy Ltd.	264,630	947,797
Xero Ltd. (a)	28,827	3,396,742
		10,484,218
NORWAY — 0.6%
Aker BP ASA	64,596	1,645,587
DNB Bank ASA	179,024	4,928,613
Equinor ASA	167,170	4,214,064
Gjensidige Forsikring ASA	37,920	957,021
Kongsberg Gruppen ASA	87,570	3,382,189
Mowi ASA	96,138	1,848,716
Norsk Hydro ASA	262,216	1,490,944
Orkla ASA	137,201	1,485,936
Salmar ASA	14,543	627,725
Telenor ASA	122,496	1,896,808
		22,477,603
POLAND — 0.0% *
InPost SA (a)	41,604	688,599
PORTUGAL — 0.1%
EDP SA	622,308	2,689,686
Galp Energia SGPS SA	80,709	1,475,105
Jeronimo Martins SGPS SA	58,707	1,480,255
		5,645,046
SINGAPORE — 1.8%
CapitaLand Ascendas REIT	785,815	1,653,503
CapitaLand Integrated Commercial Trust REIT	1,118,228	1,905,197
CapitaLand Investment Ltd.	414,682	862,802
DBS Group Holdings Ltd.	420,492	14,826,911
Genting Singapore Ltd.	1,255,700	704,923
Grab Holdings Ltd. Class A (a)	474,500	2,386,735
Keppel Ltd.	282,800	1,647,530
Oversea-Chinese Banking Corp. Ltd.	665,066	8,516,646
Sea Ltd. ADR (a)	75,500	12,075,470
Sembcorp Industries Ltd.	157,500	847,073
Singapore Airlines Ltd. (b)	304,949	1,668,822
Singapore Exchange Ltd.	168,500	1,968,578
Singapore Technologies Engineering Ltd.	320,800	1,962,103
Singapore Telecommunications Ltd.	1,488,600	4,464,690
STMicroelectronics NV	130,230	3,964,694
United Overseas Bank Ltd.	247,090	6,984,054
		66,439,731
SOUTH AFRICA — 0.2%
Anglo American PLC	219,451	6,465,569
Security Description	Shares	Value
SOUTH KOREA — 0.0% *
Delivery Hero SE (a) (c)	39,154	$1,055,722
SPAIN — 3.1%
Acciona SA (b)	4,224	757,634
ACS Actividades de Construccion y Servicios SA (b)	33,961	2,350,048
Aena SME SA (c)	150,400	4,000,554
Amadeus IT Group SA (b)	89,371	7,498,831
Banco Bilbao Vizcaya Argentaria SA	1,139,243	17,458,449
Banco de Sabadell SA	1,080,061	3,426,942
Banco Santander SA	2,976,053	24,548,390
Bankinter SA (b)	133,063	1,730,651
CaixaBank SA (b)	782,612	6,755,889
Cellnex Telecom SA (a) (c)	95,847	3,707,203
EDP Renovaveis SA	68,800	765,209
Endesa SA (b)	65,821	2,077,628
Grifols SA (a) (b)	59,839	727,004
Iberdrola SA (b)	1,142,011	21,837,543
Industria de Diseno Textil SA	216,472	11,226,383
Redeia Corp. SA (b)	81,896	1,744,824
Repsol SA (b)	230,508	3,364,683
Telefonica SA (b)	714,927	3,741,228
		117,719,093
SWEDEN — 3.0%
AddTech AB Class B	52,438	1,771,703
Alfa Laval AB	59,142	2,468,594
Assa Abloy AB Class B	198,706	6,154,832
Atlas Copco AB Class A (b)	535,522	8,588,783
Atlas Copco AB Class B	300,319	4,236,747
Beijer Ref AB	81,118	1,271,192
Boliden AB (a)	51,350	1,590,005
Epiroc AB Class A	126,937	2,735,757
Epiroc AB Class B (b)	71,338	1,354,841
EQT AB (b)	70,809	2,347,075
Essity AB Class B	116,622	3,206,053
Evolution AB (b) (c)	28,249	2,227,813
Fastighets AB Balder Class B (a)	144,226	1,063,263
H & M Hennes & Mauritz AB Class B (b)	105,588	1,472,409
Hexagon AB Class B (b)	407,783	4,071,669
Holmen AB Class B	16,166	636,435
Industrivarden AB Class A	20,695	745,249
Industrivarden AB Class C (b)	30,713	1,101,174
Indutrade AB	51,369	1,391,702
Investment AB Latour Class B	32,040	837,779
Investor AB Class B (b)	340,829	10,004,503
L E Lundbergforetagen AB Class B	16,401	811,583
Lifco AB Class B	48,109	1,932,356
Nibe Industrier AB Class B	309,051	1,308,142
Saab AB Class B	63,520	3,516,448
Sagax AB Class B	47,347	1,073,087
Sandvik AB	210,049	4,780,453
Securitas AB Class B (b)	91,607	1,360,110

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Skandinaviska Enskilda Banken AB Class A (b)	317,533	$5,500,787
Skanska AB Class B	68,534	1,583,479
SKF AB Class B	62,457	1,422,754
Svenska Cellulosa AB SCA Class B	118,708	1,532,054
Svenska Handelsbanken AB Class A	292,929	3,886,602
Swedbank AB Class A (b)	169,836	4,464,022
Swedish Orphan Biovitrum AB (a)	40,740	1,231,981
Tele2 AB Class B	102,132	1,481,548
Telefonaktiebolaget LM Ericsson Class B	557,889	4,738,052
Telia Co. AB	478,608	1,705,942
Trelleborg AB Class B	38,042	1,405,459
Volvo AB Class B	316,658	8,818,206
		111,830,643
SWITZERLAND — 4.9%
ABB Ltd. (b)	312,644	18,581,894
Avolta AG	15,455	835,269
Baloise Holding AG	8,359	1,965,835
Banque Cantonale Vaudoise (b)	5,172	594,195
Barry Callebaut AG (b)	773	839,035
BKW AG	4,237	922,452
Chocoladefabriken Lindt & Spruengli AG (d)	181	3,035,616
Chocoladefabriken Lindt & Spruengli AG (d)	21	3,487,688
Cie Financiere Richemont SA Class A (b)	105,900	19,882,858
DSM-Firmenich AG (b)	36,542	3,871,685
EMS-Chemie Holding AG (b)	1,465	1,102,431
Galderma Group AG	22,690	3,278,078
Geberit AG	6,685	5,240,503
Givaudan SA	1,826	8,811,138
Helvetia Holding AG	7,494	1,752,052
Julius Baer Group Ltd. (b)	39,872	2,686,852
Kuehne & Nagel International AG (b)	9,852	2,124,492
Logitech International SA	30,098	2,701,258
Lonza Group AG	14,093	10,003,197
Partners Group Holding AG	4,500	5,851,131
Sandoz Group AG	83,637	4,562,209
Schindler Holding AG (d)	7,912	2,932,211
Schindler Holding AG (d)	4,731	1,708,747
SGS SA	30,719	3,106,633
SIG Group AG	64,401	1,186,079
Sika AG	29,865	8,081,559
Sonova Holding AG	10,113	3,003,409
Straumann Holding AG	21,380	2,781,280
Swatch Group AG Bearer Shares (b)	5,970	968,250
Swiss Life Holding AG	5,608	5,654,498
Swiss Prime Site AG	15,781	2,355,255
Swisscom AG	5,185	3,664,023
Security Description	Shares	Value
Temenos AG	11,173	$796,568
UBS Group AG	647,977	21,857,013
VAT Group AG (c)	5,080	2,136,025
Zurich Insurance Group AG	28,832	20,088,225
		182,449,643
UNITED KINGDOM — 11.2%
3i Group PLC	191,798	10,828,606
Admiral Group PLC	50,151	2,247,287
Ashtead Group PLC	84,161	5,384,756
Associated British Foods PLC	67,542	1,904,805
AstraZeneca PLC	306,050	42,442,812
Auto Trader Group PLC (c)	180,270	2,036,539
Aviva PLC	535,134	4,540,720
BAE Systems PLC	597,821	15,454,652
Barclays PLC	2,842,070	13,136,581
Barratt Redrow PLC	264,885	1,654,848
British American Tobacco PLC	390,038	18,509,329
BT Group PLC (b)	1,150,387	3,054,337
Bunzl PLC	62,393	1,983,605
Centrica PLC	1,035,547	2,292,493
CK Hutchison Holdings Ltd.	515,000	3,168,726
Coca-Cola Europacific Partners PLC	45,500	4,218,760
Compass Group PLC	336,739	11,383,972
Croda International PLC	28,161	1,128,383
DCC PLC	19,782	1,281,678
Diageo PLC	441,689	11,064,302
Entain PLC	114,884	1,418,455
Halma PLC	72,702	3,188,068
Hikma Pharmaceuticals PLC	35,414	964,767
HSBC Holdings PLC	3,487,873	42,146,548
Imperial Brands PLC	156,147	6,156,087
Informa PLC	263,896	2,914,012
InterContinental Hotels Group PLC	28,691	3,264,858
International Consolidated Airlines Group SA (b)	245,317	1,147,829
Intertek Group PLC	32,017	2,079,650
J Sainsbury PLC	350,599	1,392,324
JD Sports Fashion PLC	501,204	609,488
Kingfisher PLC	331,926	1,322,717
Land Securities Group PLC REIT (b)	143,450	1,240,398
Legal & General Group PLC	1,178,519	4,111,746
Lloyds Banking Group PLC	11,821,410	12,424,986
London Stock Exchange Group PLC	94,475	13,768,469
M&G PLC	417,414	1,470,048
Marks & Spencer Group PLC	391,170	1,899,724
Melrose Industries PLC	257,722	1,874,622
National Grid PLC	971,989	14,138,802
NatWest Group PLC	1,594,440	11,173,781
Next PLC	23,425	3,993,293
Pearson PLC	118,025	1,732,995
Phoenix Group Holdings PLC	145,994	1,317,413
Reckitt Benckiser Group PLC	135,641	9,210,133

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
RELX PLC	363,905	$19,632,911
Rentokil Initial PLC	516,272	2,491,012
Rolls-Royce Holdings PLC	1,663,555	22,057,906
Sage Group PLC	194,112	3,326,345
Schroders PLC	159,095	787,909
Segro PLC REIT (b)	262,246	2,442,269
Severn Trent PLC	52,606	1,970,902
Smith & Nephew PLC	159,754	2,436,566
Smiths Group PLC	63,876	1,965,978
Spirax Group PLC	15,720	1,282,820
SSE PLC	221,837	5,566,133
Standard Chartered PLC	401,471	6,640,376
Tesco PLC	1,327,563	7,300,550
Unilever PLC	492,951	29,891,539
United Utilities Group PLC	135,274	2,116,028
Vodafone Group PLC	3,873,835	4,128,957
Whitbread PLC	37,255	1,441,208
Wise PLC Class A (a)	128,810	1,835,753
WPP PLC	223,290	1,568,481
		421,562,047
UNITED STATES — 10.0%
Alcon AG	98,928	8,724,555
Amrize Ltd. (a)	102,755	5,109,350
BP PLC	3,137,839	15,724,863
CSL Ltd.	95,659	15,013,033
CyberArk Software Ltd. (a)	9,300	3,783,984
Experian PLC	181,939	9,354,485
Ferrovial SE	100,800	5,355,345
GSK PLC	806,798	15,367,770
Haleon PLC	1,791,770	9,192,833
Holcim AG	102,755	7,603,354
James Hardie Industries PLC CDI (a)	83,678	2,286,761
Monday.com Ltd. (a)	7,700	2,421,496
Nestle SA (b)	517,306	51,230,191
Novartis AG	375,230	45,334,006
Qiagen NV (a)	41,086	1,971,834
Roche Holding AG	138,671	45,015,812
Roche Holding AG Bearer Shares (b)	6,097	2,106,376
Sanofi SA	218,804	21,115,059
Schneider Electric SE	108,166	28,669,961
Shell PLC	1,181,269	41,334,808
Spotify Technology SA (a)	30,200	23,173,668
Stellantis NV	405,489	4,050,140
Security Description	Shares	Value
Swiss Re AG	59,787	$10,301,240
Tenaris SA	82,607	1,549,067
		375,789,991
TOTAL COMMON STOCKS (Cost $2,226,514,068)		3,704,584,593
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	11,083,988	11,083,988
State Street Navigator Securities Lending Portfolio II (g) (h)	88,699,520	88,699,520
TOTAL SHORT-TERM INVESTMENTS (Cost $99,783,508)		99,783,508
TOTAL INVESTMENTS — 101.3% (Cost $2,326,297,576)		3,804,368,101
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(49,400,062)
NET ASSETS — 100.0%		$3,754,968,039
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	390	09/19/2025	$51,434,251	$52,293,150	$858,899
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

During the period ended June 30, 2025, the average notional value related to futures contracts was $81,288,825.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,704,584,593	$—	$—	$3,704,584,593
Short-Term Investments	99,783,508	—	—	99,783,508
TOTAL INVESTMENTS	$3,804,368,101	$—	$—	$3,804,368,101
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$858,899	$—	$—	$858,899
TOTAL OTHER FINANCIAL INSTRUMENTS:	$858,899	$—	$—	$858,899

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	80,638,108	$80,638,108	$483,581,516	$553,135,636	$—	$—	11,083,988	$11,083,988	$1,166,681
State Street Navigator Securities Lending Portfolio II	43,267,190	43,267,190	529,213,124	483,780,794	—	—	88,699,520	88,699,520	557,419
Total		$123,905,298	$1,012,794,640	$1,036,916,430	$—	$—		$99,783,508	$1,724,100
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$3,704,584,593
Investments in affiliated issuers, at value	99,783,508
Total Investments	3,804,368,101
Foreign currency, at value	15,217,984
Net cash at broker	1,057,903
Cash	20
Receivable from broker — accumulated variation margin on futures contracts	860,001
Dividends receivable — unaffiliated issuers	5,024,561
Dividends receivable — affiliated issuers	149,774
Securities lending income receivable — unaffiliated issuers	57,623
Securities lending income receivable — affiliated issuers	40,134
Receivable for foreign taxes recoverable	17,759,613
TOTAL ASSETS	3,844,535,714
LIABILITIES
Payable upon return of securities loaned	88,699,520
Advisory fee payable	579,516
Custodian fees payable	215,624
Professional fees payable	28,511
Printing and postage fees payable	3,742
Accrued expenses and other liabilities	40,762
TOTAL LIABILITIES	89,567,675
NET ASSETS	$3,754,968,039
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,226,514,068
Investments in affiliated issuers	99,783,508
Total cost of investments	$2,326,297,576
Foreign currency, at cost	$15,070,982
* Includes investments in securities on loan, at value	$163,902,975
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$62,463
Dividend income — unaffiliated issuers	80,329,288
Dividend income — affiliated issuers	1,166,681
Unaffiliated securities lending income	616,720
Affiliated securities lending income	557,419
Foreign taxes withheld	(10,123,059)
TOTAL INVESTMENT INCOME (LOSS)	72,609,512
EXPENSES
Advisory fee	2,259,975
Custodian fees	232,451
Trustees’ fees and expenses	19,478
Professional fees and expenses	30,817
Printing and postage fees	2,306
Insurance expense	540
Interest expense	770
Miscellaneous expenses	98,980
TOTAL EXPENSES	2,645,317
NET INVESTMENT INCOME (LOSS)	$69,964,195
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,801,120
Foreign currency transactions	1,051,879
Futures contracts	12,205,006
Net realized gain (loss)	34,058,005
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	554,481,922
Foreign currency translations	2,372,250
Futures contracts	4,218,265
Net change in unrealized appreciation/depreciation	561,072,437
NET REALIZED AND UNREALIZED GAIN (LOSS)	595,130,442
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$665,094,637
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$69,964,195	$97,358,234
Net realized gain (loss)	34,058,005	(14,251,452)
Net change in unrealized appreciation/depreciation	561,072,437	18,817,711
Net increase (decrease) in net assets resulting from operations	665,094,637	101,924,493
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	191,779,684	601,428,822
Withdrawals	(598,130,297)	(231,655,661)
Net increase (decrease) in net assets from capital transactions	(406,350,613)	369,773,161
Net increase (decrease) in net assets during the period	258,744,024	471,697,654
Net assets at beginning of period	3,496,224,015	3,024,526,361
NET ASSETS AT END OF PERIOD	$3,754,968,039	$3,496,224,015
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	19.92%	3.56%	18.28%	(14.64)%	11.25%	7.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,754,968	$3,496,224	$3,024,526	$3,463,427	$4,346,560	$3,655,822
Ratios to average net assets:
Total expenses	0.14%(b)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	3.79%(b)	2.91%	2.92%	2.98%	2.67%	2.35%
Portfolio turnover rate	5%(c)	3%	8%	18%	7%	8%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of four (4) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
4.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2025, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of June 30, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$860,001	$—	$860,001

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$12,205,006	$—	$12,205,006
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$4,218,265	$—	$4,218,265
5.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025, are disclosed in the Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2025, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$179,183,678	$437,463,669
8.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024,SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,477,332,622	$1,532,123,618	$204,229,240	$1,327,894,378
9.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2025, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2025:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 163,902,975	$ 88,699,520	$ 82,392,570	$ 171,092,090
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2025:
		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$88,699,520	$—	$—	$—	$88,699,520	$88,699,520
10.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of June 30, 2025.
11.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of  the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Portfolio:
o Comparisons of the Portfolio’s performance over the past one-, three- and five-year periods ended December 31, 2024 to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Portfolio (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Portfolio’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Portfolio’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years; and
o Comparisons of the Portfolio’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
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1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Portfolio and transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.  The Board also considered the role of the Adviser in overseeing the Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the Portfolio’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3- and 5-year periods.  The Board also considered that the Fund’s performance was below the Benchmark for the 1- and 3-year periods and was above the Benchmark for the 5-year period. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Portfolio, net of waivers. As part of its review, the Board considered the Portfolio’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Portfolio. The Board also considered the comparability of the fees charged and the services provided to the Portfolio by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET MASTER FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date: September 4, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: September 4, 2025